UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette Senior Attorney and Assistant Secretary
601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2006
ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

International Classic Value Fund

6.30.2006 **Semiannual Report**

JohnHancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 12

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE
The Fund seeks
long-term growth of
capital by normally
investing at least
80% of its assets in
equity securities of
the 1,500 largest
foreign companies.

Over the last four months

*  Since the Fund’s inception February 28, 2006, international stocks posted positive results, led by gains in European markets.

*  The Fund lagged both its peer group and benchmark index.

*  The Fund’s information technology and industrial holdings contributed the most to its underperformance, while consumer stocks enhanced results.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
4.3%	Rentokil Initial Plc
4.2%	Amcor Ltd.
3.9%	Clariant AG
3.9%	ING Groep NV
3.8%	Alcatel SA
3.8%	Johnson Electric Holdings Ltd.
3.7%	Koninklijke Ahold NV
3.5%	Compass Group Plc
3.5%	Magna International, Inc. (Class A)
3.4%	Brother Industries Ltd.
As a percentage of net assets on June 30, 2006.

1

MANAGERS’
REPORT

BY THE PORTFOLIO MANAGEMENT TEAM AT PZENA INVESTMENT
MANAGEMENT, LLC

JOHN HANCOCK
International Classic
Value Fund

For the period from the Fund’s inception February 28, 2006, through June 30, 2006, international stocks posted positive results, outpacing returns in the domestic market. Foreign stocks rallied early in the period amid strong earnings growth and brisk merger activity around the globe. In May, however, rising interest rates — resulting from interest rate hikes by many of the world’s central banks — led to increasingly risk-averse sentiment in the global financial markets. As a result, foreign stocks gave back some of their earlier gains in the last six weeks of the period.

“...from the Fund’s inception
February 28, 2006, through
June 30, 2006, international
stocks posted positive results...”

The MSCI EAFE Index, a broad measure of foreign stock performance, returned 4.02% for the period. Emerging markets, which had been the performance leaders since 2003, suffered sharp declines as investors shifted away from smaller, riskier markets. Among developed countries, European markets posted the best returns, along with many Asian bourses, while Japan suffered the largest declines.

Although value and growth stocks within the EAFE Index posted similar returns during the period, valuations generally remained compressed following several years of outperformance by value-oriented issues. However, there is a significant amount of variability from country to country.

Fund performance

From its inception on February 28, 2006, through June 30, 2006, John Hancock International Classic Value Fund’s Class A, Class B, Class C and Class I shares posted total returns of –0.20%, –0.40%, –0.40% and –0.10%, respectively, at net asset value. By comparison, the average foreign large value fund returned 3.45%, according to Morningstar, Inc.,1 and the MSCI EAFE Index returned 4.02% . Keep in mind that your net asset value return will be different from

2

the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

Fund strategy

We generally select our investments from a universe of the 1,500 largest stocks outside the U.S., with a focus on the most undervalued segment. We generally seek companies that display four key characteristics: (1) a low price relative to normal earnings; (2) current earnings that are below normal; (3) a credible plan to restore normal earnings; and (4) a solid business with a sustainable competitive advantage and downside protection. The Fund will remain invested in at least six countries outside the U.S., with a limitation of 10% in emerging markets.

“The portfolio’s consumer stocks
contributed positively to
performance during the period.”

Country weightings

In managing the portfolio, we do not target specific countries or regions; the Fund’s country weightings are driven entirely by indi vidual stock selection. For example, the Fund held a considerable overweight in the Netherlands compared with the EAFE Index, largely because we established sizable positions in several Dutch companies with global operations, including food retailer Koninklijke Ahold NV and financial stocks ING Groep NV and Aegon NV.

In contrast, the portfolio had no exposure to emerging markets during the period. Emerging markets have posted strong returns over the past three years, and consequently we have not found any attractively valued stocks in these markets.

Stock-specific issues contributed to underperformance

Given our focus on individual security selection and company-by company research, it’s not surprising that the portfolio’s underperformance of the EAFE Index and its Morningstar peer group resulted primarily from several stock-specific issues rather than sector or regional weightings.

The worst performer in the portfolio was Johnson Electric Holdings Ltd., a Hong Kong-based manufacturer of specialty electric motors that are used in everything from hair dryers and

3

Sector distribution2

Financials	31%

Consumer
discretionary	15%

Industrials	11%

Information
technology	10%

Materials	8%

Consumer
staples	5%

Utilities	2%

Energy	2%

Health care	2%

digital cameras to power windows and doors in vehicles. The company reported disappointing earnings as profit margins narrowed due to rising raw materials costs and particularly record-high steel and copper prices. We believe this is a sophisticated, innovative company with a dominant position in the marketplace that will regain its pricing power over time, so we added to our position in the stock during its recent decline.

The Fund’s information technology stocks also detracted from relative results. At Brother Industries Ltd., a Japanese company that makes printers and fax machines, higher research and development costs as the company transitions to newer technologies caused concerns about profitability. French communications equipment maker Alcatel SA fell in the wake of its merger announcement with Lucent Technologies. We increased our position in Alcatel because we believe that investors are focusing on a short-term earnings decline and ignoring the potential long-term value created by the merger.

A diverse set of winners

The Fund’s consumer stocks contributed positively to performance during the period. The top performance contributor by a wide margin was U.K.-based catering company Compass Group Plc, which provides food and concession services to airports, universities, hospitals and sporting events. We originally invested in this company because the loss of a key supplier, which led to a price squeeze by other suppliers, and a scandal involving overcharging on a United Nations project in Liberia, caused a significant drop in the stock. More recently, however, business has been returning to

4

normal. Compass regained some of its pricing power and cleaned house with regard to those involved in the scandal, and its stockprice recovered nicely.

Other top performers included Japanese meat processor Nippon Meat Packers and British pest control company Rentokil Initial Plc. Nippon Meat Packers benefited from improving profitability thanks to price increases and better cost management, and we sold it when it reached fair value. A new management team at Rentokil made progress on a restructuring program that led to significant improvements in technology and logistics.

“The recent underperformance has
provided us with opportunities to
increase positions in several portfolio
holdings at more attractive prices.”

Outlook

The recent underperformance has provided us with opportunities to increase positions in several portfolio holdings at more attractive prices. In an environment of compressed valuations, companies that have been adversely impacted by broad market trends — such as soaring commodity prices and rising interest rates — may provide future pockets of opportunity.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2006.

5

A LOOK AT
PERFORMANCE
For the period ended
June 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	2-28-06	2-28-06	2-28-06	2-28-06

Cumulative total returns with maximum sales charge (POP)

Since inception	–5.22%	–5.38%	–1.40%	–0.10%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Net Total Return Index.

	Class B	Class C	Class I1
Period beginning	2-28-06	2-28-06	2-28-06

Without sales charge	$9,960	$9,960	$9,990

With maximum sales charge	9,462	9,860	9,990

Index	10,402	10,402	10,402

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Net Total Return Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of June 2006 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on purchases or redemptions (vary by share class), minimum account fee charge, etc.

*  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2006, with the same investment held until June 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 3-1-06	on 6-30-06	ended 6-30-06[1]

Class A	$998.00	$5.69
Class B	996.00	7.98
Class C	996.00	7.98
Class I	999.00	3.87

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2006, with the same investment held until June 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 3-1-06	on 6-30-06	ended 6-30-06[1]

Class A	$1,011.00	$5.73
Class B	1,008.70	8.03
Class C	1,008.70	8.03
Class I	1,012.84	3.90

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.70%, 2.40%, 2.41% and 1.16% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L  S TAT E M E N T S

FUND’S
INVESTMENTS
Securities owned
by the Fund on
June 30, 2006
(unaudited)

This schedule is divided into one main category: common stocks.

Common stocks are further broken down by country.

Issuer	Shares	Value

Common stocks 86.28%		$16,393,005

(Cost $16,525,095)
Australia 4.23%		803,370

Amcor Ltd. (Paper Packaging)	161,875	803,370
Bermuda 1.96%		371,930

RenaissanceRe Holdings Ltd. (Reinsurance)	7,675	371,930
Canada 3.46%		656,726

Magna International, Inc. (Class A) (Auto Parts & Equipment)	9,125	656,726
France 7.48%		1,421,166

Alcatel SA (Communications Equipment)	56,550	717,292

Credit Agricole SA (Diversified Banks)	10,350	393,712

Valeo SA (Auto Parts & Equipment)	8,713	310,162
Germany 5.32%		1,011,410

Deutsche Post AG (Air Freight & Logistics)	20,725	556,765

TUI AG (Hotels, Resorts & Cruise Lines)	22,925	454,645
Greece 2.05%		389,546

Public Power Corp. (Electric Utilities)	16,450	389,546
Hong Kong 3.76%		715,434

Johnson Electric Holdings Ltd.
(Electrical Components & Equipment)	983,500	715,434
Ireland 1.25%		237,369

Kerry Group Plc (Class A) (Packaged Foods & Meats)	11,050	237,369
Japan 19.48%		3,701,103

Brother Industries Ltd. (Office Electronics)	65,000	641,386

Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	42	587,849

Nippon Television Network Corp. (Broadcasting & Cable TV)	2,300	313,266

Ricoh Co., Ltd. (Office Electronics)	26,000	510,607

See notes to financial statements.

10

F I N A N C I A L  S TAT E M E N T S

Issuer	Shares	Value
Japan (continued)

Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	21	$222,281

Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	5,300	330,105

Takefuji Corp. (Consumer Finance)	9,330	556,625

USS Co., Ltd. (Automotive Retail)	8,150	538,984
Netherlands 10.95%		2,080,377

Aegon NV (Life & Health Insurance)	37,402	639,408

ING Groep NV (Other Diversified Financial Services)	18,775	737,724

Koninklijke Ahold NV (Food Retail) (I)	81,000	703,245
Norway 1.14%		216,011

DnB NOR ASA (Diversified Banks)	17,400	216,011
Sweden 1.38%		262,652

Nordea Bank AB (Diversified Banks)	22,000	262,652
Switzerland 6.55%		1,243,923

Clariant AG (Specialty Chemicals)	52,300	740,739

Zurich Financial Services AG (Multi-Line Insurance)	2,300	503,184
United Kingdom 17.27%		3,281,988

Aviva Plc (Multi-Line Insurance)	44,925	636,062

BP Plc, American Depositary Receipt (Integrated Oil & Gas)	5,400	375,894

Compass Group Plc (Restaurants)	135,925	659,297

Rentokil Initial Plc (Environmental & Facilities Services)	280,175	808,388

Royal & Sun Alliance Insurance Group Plc (Multi-Line Insurance)	113,337	281,942

Royal Bank of Scotland Group Plc (Diversified Banks)	15,825	520,405

Total investments 86.28%		$16,393,005

Other assets and liabilities, net 13.72%		$2,606,375

Total net assets 100.00%		$18,999,380

(I) Non-income-producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.
11

F I N A N C I A L  S TAT E M E N T S

ASSETS AND
LIABILITIES
June 30, 2006
(unaudited)
This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets

Investments at value (cost $16,525,095)	$16,393,005
Cash	1,621,671
Foreign cash, at value (cost $27,051)	27,412
Receivable for shares sold	1,614,170
Receivable for forward foreign currency exchange contracts	9,136
Dividends and interest receivable	845
Receivable from affiliates	18,153
Total assets	19,684,392

Liabilities

Payable for shares repurchased	653,678
Payable for forward foreign currency exchange contracts	151
Payable to affiliates
Management fees	13,347
Distribution and service fees	563
Other	5,784
Other payables and accrued expenses	11,489
Total liabilities	685,012

Net assets

Capital paid-in	19,094,723
Accumulated net realized loss on investments
and foreign currency transactions	(11,692)
Net unrealized depreciation of investments
and translation of assets and liabilities
in foreign currencies	(134,348)
Accumulated net investment income	50,697
Net assets	$18,999,380

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($14,065,527 ÷ 1,409,427 shares)	$9.98
Class B ($766,959 ÷ 77,010 shares)	$9.96
Class C ($3,124,619 ÷ 313,722 shares)	$9.96
Class I ($1,042,275 ÷ 104,280 shares)	$9.99

Maximum offering price per share

Class A1 ($9.98 ÷ 95%)	$10.51

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements
12

F I N A N C I A L  S TAT E M E N T S

OPERATIONS
For the period ended
June 30, 2006
(unaudited)1
This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also
shows net gains
(losses) for the
period stated.

Investment income

Dividends (net of foreign withholding taxes of $10,138)	$105,040
Interest	6,886
Total investment income	111,926

Expenses

Investment management fees	36,311
Class A distribution and service fees	8,201
Class B distribution and service fees	1,576
Class C distribution and service fees	3,552
Class A, B and C transfer agent fees	9,329
Class I transfer agent fees	106
Registration and filing fees	19,935
Professional fees	9,546
Custodian fees	8,699
Printing	5,215
Miscellaneous	5,069
Accounting and legal services fees	491
Trustees’ fees	48
Related party fees
Compliance fees	24
Total expenses	108,102
Less expense reductions	(46,873)
Net expenses	61,229
Net investment income	50,697

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	23,973
Foreign currency transactions	(35,665)
Change in net unrealized depreciation of
Investments	(132,090)
Translation of assets and liabilities in foreign currencies	(2,258)
Net realized and unrealized loss	(146,040)
Decrease in net assets from operations	($95,343)

[1] Beginning of operations from 3-1-06 through 6-30-06.

See notes to financial statements.

13

F I N A N C I A L  S TAT E M E N T S

CHANGES IN
NET ASSETS
These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
since inception of
the Fund. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
and the net of Fund
share transactions.

Period
ended
6-30-06[1]

Increase (decrease) in net assets

From operations
Net investment income	$50,697
Net realized loss	(11,692)
Change in net unrealized depreciation	(134,348)
Decrease in net assets resulting
from operations	(95,343)
From Fund share transactions	19,094,723

Net assets

End of period[2]	$18,999,380

[1] Beginning of operations from 3-1-06 through 6-30-06. Unaudited.
[2] Includes accumulated net investment income of $50,697.

See notes to financial statements.

14

F I N A N C I A L  H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	6-30-06[1]

Per share operating performance

Net asset value,
beginning of period	$10.00
Net investment income[2]	0.05
Net realized and unrealized
loss on investments	(0.07)
Total from
investment operations	(0.02)
Less distributions
From net realized gain	—
Net asset value, end of period	$9.98
Total return[3,4] (%)	(0.20)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$14
Ratio of expenses
to average net assets (%)	1.70[6]
Ratio of gross expenses
to average net assets[7] (%)	3.06[6]
Ratio of net investment income
to average net assets (%)	1.58[6]
Portfolio turnover (%)	2

See notes to financial statements.

15

F I N A N C I A L  H I G H L I G H T S

CLASS B SHARES

Period ended	6-30-06[1]

Per share operating performance

Net asset value,
beginning of period	$10.00
Net investment income[2]	0.03
Net realized and unrealized
loss on investments	(0.07)
Total from
investment operations	(0.04)
Less distributions
From net realized gain	—
Net asset value, end of period	$9.96
Total return[3,4] (%)	(0.40)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1
Ratio of expenses
to average net assets (%)	2.40[6]
Ratio of gross expenses
to average net assets[7] (%)	3.76[6]
Ratio of net investment income
to average net assets (%)	0.90[6]
Portfolio turnover (%)	2

See notes to financial statements.

16

F I N A N C I A L  H I G H L I G H T S

CLASS C SHARES

Period ended	6-30-06[1]

Per share operating performance

Net asset value,
beginning of period	$10.00
Net investment income[2]	0.02
Net realized and unrealized
loss on investments	(0.06)
Total from
investment operations	(0.04)
Less distributions
From net realized gain	—
Net asset value, end of period	$9.96
Total return[3,4] (%)	(0.40)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3
Ratio of expenses
to average net assets (%)	2.41[6]
Ratio of gross expenses
to average net assets[7] (%)	3.77[6]
Ratio of net investment income
to average net assets (%)	0.62[6]
Portfolio turnover (%)	2

See notes to financial statements.

17

F I N A N C I A L  H I G H L I G H T S

CLASS I SHARES

Period ended	6-30-06[1]

Per share operating performance

Net asset value,
beginning of period	$10.00
Net investment income[2]	0.06
Net realized and unrealized
loss on investments	(0.07)
Total from
investment operations	(0.01)
Less distributions
From net realized gain	—
Net asset value, end of period	$9.99
Total return[3,4] (%)	(0.10)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1
Ratio of expenses
to average net assets (%)	1.16[6]
Ratio of gross expenses
to average net assets[7] (%)	2.52[6]
Ratio of net investment income
to average net assets (%)	1.83[6]
Portfolio turnover (%)	2

1 Beginning of operations from 3-1-06 through 6-30-06. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

18

NOTES TO
STATEMENTS
Unaudited

Note A

Accounting policies

John Hancock International Classic Value Fund (the “Fund”) is a non-diversified series of John Hancock Capital Series (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

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Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identi-fiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2006.

Options

The Fund may enter into option contracts. Options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets

20

and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if coun-terparties do not perform under the contract’s terms (“credit risk”) or if the Fund is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counter-parties to each transaction, and only present liquidity risk in highly unusual  market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no written option transactions during the period ended June 30, 2006.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange. For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no open financial futures contracts on June 30, 2006.

Equity-linked warrants

The Fund may buy and sell equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases the shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and

21

closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. Equity-linked warrants are subject to risks related to the counterparty’s ability to perform under the contract, and to the market risk of the underlying holding. The Fund may also suffer losses if it is unable to sell outstanding equity-linked warrants or reduce its exposure through offsetting transactions.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and  losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had the following open forward foreign currency exchange contracts on June 30, 2006:

	PRINCIPAL AMOUNT	EXPIRATION	APPRECIATION
CURRENCY	COVERED BY CONTRACT	MONTH	(DEPRECIATION)

Buys
Euro	223,287	July 2006	$4,678
Japanese Yen	11,914,582	July 2006	1,779
Pound Sterling	47,514	July 2006	1,261
Swiss Franc	119,942	July 2006	1,418

			$9,136
Sells
Japanese Yen	878,013	July 2006	($151)

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.  In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation

22

prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, at an annual rate of 1.05% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with Pzena Investment Management LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.11% of the Fund’s average daily net asset value, on an annual basis, and total operating expenses of Class A shares to 1.71% and Class B and Class C shares to 2.41% of the net asset value of each respective class, until April 30, 2007. Accordingly, the expense reductions related to these total expense limitations amounted to $46,873 and there were no class-specific total expense reductions during the period ended June 30, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

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Class A shares are assessed up-front sales charges. During the period ended June 30, 2006, JH Funds received net up-front sales charges of $78,262 with regard to sales of Class A shares. Of this amount, $13,175 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $64,937 was paid as sales commissions to unrelated broker-dealers and $150 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2006, CDSCs received by JH Funds amounted to $1 for Class B shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.30% of each class’s average net asset value, at least until April 30, 2007. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended June 30, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $491. The Fund reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

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Note C

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period, along with the corresponding dollar value.

	Period ended 6-30-06[1]
	Shares	Amount

Class A shares

Sold	1,418,016	$14,219,373
Repurchased	(8,589)	(86,470)
Net increase	1,409,427	$14,132,903

Class B shares

Sold	82,237	$841,210
Repurchased	(5,227)	(49,145)
Net increase	77,010	$792,065

Class C shares

Sold	332,114	$3,283,388
Repurchased	(18,392)	(177,115)
Net increase	313,722	$3,106,273

Class I shares

Sold	104,280	$1,065,000
Repurchased	0	(1,518)
Net increase	104,280	$1,063,482

Net Increase	1,904,439	$19,094,723

1 Beginning of operations from 3-1-06 through 6-30-06. Unaudited

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006, aggregated $16,728,607 and $227,485, respectively.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was $16,525,095. Gross unrealized appreciation and depreciation of investments aggregated $342,849 and $474,939, respectively, resulting in net unrealized depreciation of $132,090.

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Board Consideration of and Continuation of Investment Advisory Agreement and Sub-Advisory Agreement: John Hancock International Classic Value Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Capital Series (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), initially to review and approve: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”), and (ii) the sub-advisory agreement with Pzena Investment Management, LLC (the “Sub-Adviser”) for the John Hancock International Classic Value Fund (the “Fund”). The investment advisory agreement with the Advisor and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At meetings held on December 6, 2006, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund. The Independent Trustees also consider information that was provided in connection with the Trustees annual review of the advisory agreement for other funds managed by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates. The Board also reviewed the investment performance of similar accounts managed by the Subadviser compared to the performance of an index.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support approval of the Advisory Agreements.

26

Investment advisory and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory rate to be payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the average fee paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory Agreement Rate was slightly higher than average rate for these similar funds. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expenses information for the similar funds. The Board noted that the total operating expense ratio of the Fund was projected to be slightly higher than that of the peer group of funds. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described above.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with  the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund has not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economics of scale and profitability, that will be relevant when the Trustee considers continuing the Advisory Agreement, are not germane to its initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports

27

and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement and the Subadvisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement and the Subadvisory Agreements.

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For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
Ronald R. Dion, Chairman	Vice President and	John Hancock Funds, LLC
James R. Boyle†	Chief Compliance Officer	601 Congress Street
James F. Carlin	John G. Vrysen	Boston, MA 02210-2805
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Custodian
Charles L. Ladner*		The Bank of New York
Dr. John A. Moore*	Investment adviser	One Wall Street
Patti McGill Peterson*	John Hancock Advisers, LLC	New York, NY 10286
Steven R. Pruchansky	601 Congress Street
*Members of the Audit Committee	Boston, MA 02210-2805	Transfer agent
†Non-Independent Trustee		John Hancock Signature
	Subadviser	Services, Inc.
	Pzena Investment	1 John Hancock Way,
Officers	Management, LLC	Suite 1000
Keith F. Hartstein	120 West 45th Street,	Boston, MA 02217-1000
President and	20th Floor
Chief Executive Officer	New York, NY 10036	Legal counsel
William H. King		Wilmer Cutler Pickering
Vice President and Treasurer		Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

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1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
International Classic Value Fund.

190SA 6/06

8/06

JOHN HANCOCK

Core Equity Fund

6.30.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 17

For more information
page 33

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks
above-average total
return (capital
appreciation plus
income) by normally
investing at least
80% of its assets in a
diversified portfolio
of primarily large-
capitalization stocks.
The portfolio’s risk
profile is similar to
that of the Standard
& Poor’s 500 Index.

Over the last six months

* The Fund slightly underperformed the S&P 500 Index, as investors responded to second-quarter weakness in stock prices by adopting a defensive posture.

* Value maintained a solid edge over growth, while large caps trailed the returns of mid- and small-cap stocks.

* The Federal Reserve Board raised short-term interest rates four times but hinted on June 29 that its rate hikes could end soon.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings

3.9%	Exxon Mobil Corp.
3.2%	Citigroup, Inc.
2.7%	General Electric Co.
2.1%	Bank of America Corp.
1.9%	Intel Corp.
1.9%	Hewlett-Packard Co.
1.8%	American International Group, Inc.
1.7%	Microsoft Corp.
1.5%	Johnson & Johnson
1.5%	Pfizer, Inc.

As a percentage of net assets on June 30, 2006.

1

BY JOHN C. FORELLI AND JAY C. LEU FOR THE INDEPENDENCE INVESTMENTS LLC PORTFOLIO MANAGEMENT TEAM

MANAGERS’ REPORT

JOHN HANCOCK Core Equity Fund

U.S. stocks ended the first half of 2006 with modest gains, as upward progress from January through early May was curbed by falling share prices later in the period. Initially, investors responded positively to signs of accelerating first-quarter economic growth following the hurricane-weakened fourth quarter of 2005. Furthermore, despite persistently high crude oil prices, inflation appeared under control. However, investor sentiment soured following the May 10 increase in short-term interest rates by the Federal Reserve Board. In its remarks accompanying that announcement, the Fed stated that further rate hikes might be needed to contain inflation, disappointing those who had hoped the central bank would pause in its credit-tightening campaign. Subsequent news on inflation appeared to make further credit-tightening even more likely. At the same time, there were signs that rising interest rates were finally beginning to slow the economy.

That said, the first half ended on a positive note. When the Fed raised interest rates for the 17th consecutive time on June 29, investors noted some softening of the central bank’s language that suggested a pause might come sooner rather than later. Both stock and bond markets responded with robust rallies.

“U.S. stocks ended the first half of 2006 with modest gains...”

Looking at performance

For the six months ended June 30, 2006, John Hancock Core Equity Fund’s Class A, Class B, Class C and Class I shares returned 1.41%, 1.07%, 1.08% and 1.68%, respectively, at net asset value. By comparison, the S&P 500 Index returned 2.71%, while the average large-cap blend fund monitored by Morningstar, Inc. gained 2.39% .1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period and did not reinvest all distributions. Historical performance information can be found on pages six and seven.

Our fundamentally positive view of the economy and stock prices remained unchanged, and we did not waiver from our disciplined

2

pursuit of undervalued companies with improving fundamentals. However, during the May–June decline in share prices, the market rewarded defensive positioning, which meant that in the short term we were out of synch with where investment capital was flowing.

Health care, financials and telecom services disappoint

A number of the Fund’s health care holdings fared poorly during the period. For example, UnitedHealth Group, Inc., suffered from fears of increasing price competition in the HMO (health maintenance organization) industry, and the company also was under investigation for its options pricing policies. We trimmed the position a bit but maintained an overweighted exposure to the stock, as we continued to like the company’s leadership position in its markets. Contact lens maker Bausch & Lomb was hampered by questions about its overseas accounting and allegations that one of its lens-care solutions was responsible for eye infections in some users. Express Scripts, a pharmacy benefits manager that had been a strong performer for the Fund for quite a while, lost ground when the company failed to beat earnings estimates for the first quarter of 2006, as expected. Moreover, the Food and Drug Administration granted exclusivity to a single supplier of the generic version of brand-name drug Zocor, which marginally dimmed the earnings outlook for Express Scripts. These factors, together with a rich valuation, were enough to drive the stock sharply lower. We sold both Bausch & Lomb and Express Scripts.

In the financials sector, insurer American International Group, Inc. (AIG) and reinsurer Everest Re Group Ltd. held back our results. First-quarter earnings for both companies were disappointing, as premium increases implemented after the damaging fall 2005 hurricane season were partially offset by reductions in coverage by some customers. The stock price of mortgage reseller Freddie Mac encountered some turbulence as the company worked towards a restatement of several years of earnings, and the regulatory outlook appeared less favorable.

“Information technology was the sector that had the most positive impact on the Fund’s returns relative to the S&P 500.”

Telecommunication services provider Sprint Nextel Corp. also weighed on the Fund’s returns, as the company spun off its wireline operations — making it a pure wireless provider — about the time

3

Sector
distribution[2]

Financials	23%

Information
technology	15%

Consumer
discretionary	12%

Energy	12%

Industrials	12%

Health care	11%

Consumer
staples	7%

Telecommunication
services	3%

Materials	3%

Utilities	2%

that evidence indicated wireless penetration in the United States was higher than previously thought. Also, consolidation in the wireline space temporarily improved perceptions of the competitive abilities of those companies.

Technology, industrials and consumer staples add value

Information technology was the sector that had the most positive impact on the Fund’s returns relative to the S&P 500. Although our technology holdings recorded a small loss during the period, tech stocks in the index fell considerably more. Some holdings aiding performance were Brocade Communications Systems, Inc., BEA Systems, Inc. and Lam Research. Brocade, a network equipment maker, rebounded following a resurgence in sales and investors’ growing confidence in the company’s recently appointed CEO, who was hired in response to controversy about the company’s stock options policy. Robust sales of BEA Systems’ latest version of its WebLogic software helped boost that company’s stock. Meanwhile, semiconductor equipment company Lam Research benefited from its increasing share in the market for copper etching tools, and we sold it for valuations reasons.

In the industrials sector, Fund performance was helped by railroad stock CSX Corp. Buoyant economic growth in the United States resulted in healthy rail shipping volume and the ability to pass along rising fuel costs to customers. The company’s hedging program also softened the blow of higher fuel costs. Aerospace holding Boeing Co. was another contributor. Strong demand for commercial aircraft from the Far East, and production delays at rival Airbus brightened Boeing’s prospects.

4

Consumer staples holding Archer-Daniels-Midland Co. also merits mention for its strong double-digit gain. Growing demand for ethanol, a corn-based gasoline additive, boosted sales and earnings in the company’s corn processing division.

Outlook

Despite the second-quarter volatility in share prices, our outlook is still positive at this point. On the inflation side, although there is upward pressure from rising commodity prices, our view is that productivity gains and the competitive impact of globalization should help to keep prices in line for the most part. At the same time, we look for a moderation of economic growth in the back half of 2006, which also should help to ease inflationary pressures. Along with that moderation should come an opportunity for the Fed to end its series of rate hikes, which could be good for the stock market. On the earnings front, we anticipate another double-digit gain for S&P 500 companies during the second quarter of 2006, which could provide a strong fundamental underpinning for stock prices over the near term.

“...we look for a moderation of economic growth in the back half of 2006, which also should help to ease inflationary pressures.”

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2006.

5

A LOOK AT PERFORMANCE

For the period ended June 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	6-10-91	9-7-95	5-1-98	3-1-02

Average annual returns with maximum sales charge (POP)
One year	2.24%	1.86%	5.86%	8.16%

Five years	0.10	0.03	0.43	—

Ten years	6.15	6.10	—	—

Since inception	—	—	1.03	3.91

Cumulative total returns with maximum sales charge (POP)
Six months	–3.64	–3.93	0.08	1.68

One year	2.24	1.86	5.86	8.16

Five years	0.51	0.15	2.18	—

Ten years	81.68	80.85	—	—

Since inception	—	—	8.70	18.09

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For com- parison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

	Class B1	Class C1	Class I2
Period beginning	6-30-96	5-1-98	3-1-02

Core Equity Fund	$18,085	$10,870	$11,809

Index	22,236	12,864	12,119

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,014.10	$7.44
Class B	1,010.70	12.86
Class C	1,010.80	12.26
Class I	1,016.80	4.86

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,017.41	$7.45
Class B	1,012.00	12.87
Class C	1,012.60	12.27
Class I	1,019.97	4.87

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.49%, 2.58%, 2.46% and 0.97% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on June 30, 2006 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the
Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.93%		$314,854,803

(Cost $247,096,522)
Aerospace & Defense 1.78%		5,601,117

Boeing Co. (The)	45,700	3,743,287

Honeywell International, Inc.	46,100	1,857,830
Agricultural Products 0.85%		2,683,200

Archer-Daniels-Midland Co.	65,000	2,683,200
Air Freight & Logistics 0.49%		1,530,866

FedEx Corp.	13,100	1,530,866
Apparel Retail 0.86%		2,697,616

Abercrombie & Fitch Co. (Class A)	21,200	1,175,116

Gap, Inc. (The)	87,500	1,522,500
Application Software 0.45%		1,420,265

BEA Systems, Inc. (I)	108,500	1,420,265
Asset Management & Custody Banks 0.40%		1,271,900

Northern Trust Corp.	23,000	1,271,900
Biotechnology 0.48%		1,521,480

Genentech, Inc. (I)(L)	18,600	1,521,480
Broadcasting & Cable TV 1.04%		3,270,250

CBS Corp. (Class B)	89,000	2,407,450

Scripps (E.W.) Co. (The) (Class A)	20,000	862,800
Coal & Consumable Fuels 0.68%		2,149,120

CONSOL Energy, Inc.	46,000	2,149,120
Communications Equipment 3.34%		10,532,278

Cisco Systems, Inc. (I)	205,000	4,003,650

Comverse Technology, Inc. (I)	42,600	842,202

Corning, Inc. (I)	52,100	1,260,299

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value

Communications Equipment (continued)

Motorola, Inc.	98,300	$1,980,745

Nokia Corp., American Depositary Receipt (Finland)	120,700	2,445,382
Computer & Electronics Retail 0.61%		1,908,432

Best Buy Co., Inc.	34,800	1,908,432
Computer Hardware 3.36%		10,579,224

Hewlett-Packard Co.	187,000	5,924,160

International Business Machines Corp.	38,800	2,980,616

NCR Corp. (I)	45,700	1,674,448
Computer Storage & Peripherals 1.42%		4,474,203

Brocade Communications Systems, Inc. (I)	312,700	1,919,978

EMC Corp. (I)	60,500	663,685

Emulex Corp. (I)	51,000	829,770

Lexmark International, Inc. (Class A) (I)	19,000	1,060,770
Construction & Farm Machinery & Heavy Trucks 0.52%		1,650,375

Cummins, Inc.	13,500	1,650,375
Data Processing & Outsourced Services 0.40%		1,261,400

DST Systems, Inc. (I)	21,200	1,261,400
Department Stores 2.60%		8,176,267

Federated Department Stores, Inc.	67,600	2,474,160

Nordstrom, Inc.	53,200	1,941,800

Penney (J.C.) Co., Inc.	55,700	3,760,307
Diversified Banks 1.64%		5,153,980

Wachovia Corp.	73,100	3,953,248

Wells Fargo & Co.	17,900	1,200,732
Diversified Chemicals 0.65%		2,041,269

Dow Chemical Co. (The)	52,300	2,041,269
Diversified Metals & Mining 0.82%		2,583,448

Freeport-McMoRan Copper & Gold, Inc. (Class B)	27,200	1,507,152

Phelps Dodge Corp.	13,100	1,076,296
Electric Utilities 0.61%		1,930,500

Edison International	49,500	1,930,500
Electronic Equipment Manufacturers 0.49%		1,546,440

Agilent Technologies, Inc. (I)	49,000	1,546,440
Forest Products 0.34%		1,057,770

Louisiana-Pacific Corp.	48,300	1,057,770

See notes to financial statements.

11

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value

Gold 0.29%		$926,275

Newmont Mining Corp.	17,500	926,275
Health Care Distributors 1.78%		5,613,320

AmerisourceBergen Corp.	67,700	2,837,984

McKesson Corp.	58,700	2,775,336
Health Care Facilities 0.35%		1,095,668

Universal Health Services, Inc. (Class B)	21,800	1,095,668
Health Care Services 0.46%		1,446,230

Caremark Rx, Inc.	29,000	1,446,230
Home Improvement Retail 0.76%		2,408,667

Home Depot, Inc. (The)	67,300	2,408,667
Homebuilding 0.53%		1,656,234

Centex Corp.	19,100	960,730

Toll Brothers, Inc. (I)	27,200	695,504
Hotels, Resorts & Cruise Lines 0.57%		1,790,100

Royal Caribbean Cruises Ltd. (L)	46,800	1,790,100
Household Appliances 0.51%		1,614,924

Stanley Works Co. (The)	34,200	1,614,924
Household Products 2.19%		6,900,340

Colgate-Palmolive Co.	34,000	2,036,600

Kimberly-Clark Corp.	16,200	999,540

Procter & Gamble Co. (The)	69,500	3,864,200
Housewares & Specialties 0.96%		3,028,050

Fortune Brands, Inc.	23,000	1,633,230

Newell Rubbermaid, Inc.	54,000	1,394,820
Human Resource & Employment Services 0.43%		1,352,400

Robert Half International, Inc. (L)	32,200	1,352,400
Hypermarkets & Super Centers 0.74%		2,336,245

Wal-Mart Stores, Inc.	48,500	2,336,245
Independent Power Producers & Energy Traders 1.19%		3,738,589

Constellation Energy Group	23,500	1,281,220

TXU Corp.	41,100	2,457,369
Industrial Conglomerates 4.98%		15,704,392

General Electric Co.	261,800	8,628,928

Textron, Inc.	29,800	2,746,964

Tyco International Ltd. (Bermuda)	157,400	4,328,500

See notes to financial statements.

12

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value

Industrial Machinery 1.41%		$4,437,140

Illinois Tool Works, Inc.	46,200	2,194,500

Parker-Hannifin Corp.	28,900	2,242,640
Integrated Oil & Gas 6.35%		20,000,361

Chevron Corp.	28,000	1,737,680

ConocoPhillips	29,200	1,913,476

Exxon Mobil Corp.	201,300	12,349,755

Occidental Petroleum Corp.	39,000	3,999,450
Integrated Telecommunication Services 1.18%		3,717,906

BellSouth Corp.	38,500	1,393,700

Verizon Communications, Inc.	69,400	2,324,206
Investment Banking & Brokerage 3.10%		9,754,725

Bear Stearns Cos., Inc. (The)	9,000	1,260,720

Goldman Sachs Group, Inc. (The)	15,400	2,316,622

Merrill Lynch & Co., Inc.	39,100	2,719,796

Morgan Stanley	54,700	3,457,587
IT Consulting & Other Services 0.61%		1,920,096

Accenture Ltd. (Class A) (Bermuda) (L)	67,800	1,920,096
Leisure Products 0.34%		1,073,975

Brunswick Corp. (L)	32,300	1,073,975
Life & Health Insurance 2.22%		6,996,254

AFLAC, Inc.	29,000	1,344,150

Lincoln National Corp.	23,600	1,331,984

Prudential Financial, Inc. (L)	55,600	4,320,120
Life Sciences Tools & Services 0.60%		1,874,675

Applera Corp. — Applied Biosystems Group	30,500	986,675

Waters Corp. (I)	20,000	888,000
Managed Health Care 2.89%		9,118,631

Aetna, Inc.	51,400	2,052,402

Humana, Inc. (I)	25,900	1,390,830

UnitedHealth Group, Inc.	65,800	2,946,524

WellPoint, Inc. (I)	37,500	2,728,875
Movies & Entertainment 2.10%		6,625,624

Disney (Walt) Co. (The)	57,000	1,710,000

News Corp. (Class A)	158,000	3,030,440

Viacom, Inc. (Class B) (I)	52,600	1,885,184

See notes to financial statements.

13

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value

Multi-Line Insurance 2.64%		$8,332,280

American International Group, Inc.	94,400	5,574,320

Hartford Financial Services Group, Inc. (The)	32,600	2,757,960
Multi-Utilities 0.41%		1,296,240

PG&E Corp.	33,000	1,296,240
Office Electronics 0.34%		1,080,807

Xerox Corp. (I)(L)	77,700	1,080,807
Oil & Gas Drilling 0.96%		3,007,709

Pride International, Inc. (I)(L)	49,500	1,545,885

Transocean, Inc. (Cayman Islands) (I)	18,200	1,461,824
Oil & Gas Equipment & Services 1.05%		3,306,446

Grant Prideco, Inc. (I)	25,000	1,118,750

Schlumberger Ltd.	33,600	2,187,696
Oil & Gas Exploration & Production 2.33%		7,346,236

Apache Corp.	30,200	2,061,150

EOG Resources, Inc.	45,800	3,175,772

Newfield Exploration Co. (I)	43,100	2,109,314
Oil & Gas Refining & Marketing 0.76%		2,394,720

Valero Energy Corp.	36,000	2,394,720
Other Diversified Financial Services 6.53%		20,580,180

Bank of America Corp.	138,600	6,666,660

Citigroup, Inc.	210,500	10,154,520

JPMorgan Chase & Co.	89,500	3,759,000
Pharmaceuticals 4.53%		14,282,293

Barr Pharmaceuticals, Inc. (I)	28,300	1,349,627

Forest Laboratories, Inc. (I)	45,700	1,768,133

Johnson & Johnson	80,100	4,799,592

Pfizer, Inc.	204,400	4,797,268

Wyeth	35,300	1,567,673
Property & Casualty Insurance 2.36%		7,427,326

ACE Ltd. (Cayman Islands)	43,900	2,220,901

Allstate Corp. (The)	54,000	2,955,420

Chubb Corp. (The)	25,800	1,287,420

SAFECO Corp.	17,100	963,585
Publishing 0.39%		1,238,500

Meredith Corp.	25,000	1,238,500

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value

Railroads 2.05%		$6,451,643

Burlington Northern Santa Fe Corp.	43,900	3,479,075

CSX Corp.	42,200	2,972,568
Regional Banks 1.07%		3,381,001

KeyCorp	66,700	2,379,856

UnionBanCal Corp.	15,500	1,001,145
Reinsurance 1.02%		3,223,327

Everest Re Group Ltd. (Bermuda)	25,100	2,172,907

PartnerRe Ltd. (Bermuda)	16,400	1,050,420
Restaurants 0.82%		2,583,305

Burger King Holdings, Inc. (I)	3,080	48,510

Starbucks Corp. (I)	42,500	1,604,800

Yum! Brands, Inc.	18,500	929,995
Semiconductors 2.59%		8,172,248

Intel Corp.	309,000	5,855,550

Micron Technology, Inc. (I)	77,000	1,159,620

Texas Instruments, Inc.	38,200	1,157,078
Soft Drinks 1.06%		3,332,220

PepsiCo, Inc.	55,500	3,332,220
Specialty Stores 0.40%		1,273,000

Office Depot, Inc. (I)	33,500	1,273,000
Steel 0.42%		1,323,700

Nucor Corp.	24,400	1,323,700
Systems Software 1.69%		5,331,040

Microsoft Corp.	228,800	5,331,040
Thrifts & Mortgage Finance 1.61%		5,060,978

Countrywide Financial Corp.	32,000	1,218,560

Fannie Mae	25,600	1,231,360

Freddie Mac	45,800	2,611,058
Tobacco 2.38%		7,480,375

Altria Group, Inc.	64,500	4,736,235

Reynolds American, Inc. (L)	23,800	2,744,140
Trading Companies & Distributors 0.36%		1,134,750

GATX Corp.	26,700	1,134,750

See notes to financial statements.

15

F I N A N C I A L    S TAT E M E N T S

Issuer		Shares	Value

Wireless Telecommunication Services 1.79%			$5,642,258

ALLTEL Corp.		26,000	1,659,580

Crown Castle International Corp. (I)		44,400	1,533,576

NII Holdings, Inc. (I)		15,500	873,890

Sprint Nextel Corp.		78,800	1,575,212

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 5.51%			$17,353,715

(Cost $17,353,715)
Joint Repurchase Agreement 0.59%			1,841,000

Investment in a joint repurchase
agreement transaction with Morgan
Stanley — Dated 6-30-06 due
7-3-06 (Secured by U.S. Treasury
Inflation Indexed Note 1.875%
due 7-15-15)	4.550%	$1,841	1,841,000

		Shares
Cash Equivalents 4.92%			15,512,715

AIM Cash Investment Trust (T)		15,512,715	15,512,715

Total investments 105.44%			$332,208,518

Other assets and liabilities, net (5.44%)			($17,134,837)

Total net assets 100.00%			$315,073,681

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

16

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $264,450,237)
including $15,208,544 of securities loaned	$332,208,518
Cash	511
Receivable for investments sold	1,391,549
Receivable for shares sold	145,772
Dividends and interest receivable	439,344
Other assets	35,051

Total assets	334,220,745

Liabilities

Payable for investments purchased	1,881,740
Payable for shares repurchased	1,334,056
Payable upon return of securities loaned	15,512,715
Payable to affiliates
Management fees	194,209
Distribution and service fees	14,956
Other	142,343
Other payables and accrued expenses	67,045

Total liabilities	19,147,064

Net assets

Capital paid-in	336,700,556
Accumulated net realized loss on investments	(89,255,215)
Net unrealized appreciation of investments	67,758,281
Accumulated net investment loss	(129,941)

Net assets	$315,073,681

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($188,155,008 ÷ 6,243,261 shares)	$30.14
Class B ($112,505,802 ÷ 3,988,636 shares)	$28.21
Class C ($14,403,577 ÷ 510,820 shares)	$28.20
Class I ($9,294 ÷ 301 shares)	$30.88

Maximum offering price per share

Class A1 ($30.14 ÷ 95%)	$31.73

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

17

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the period ended June 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $12,909)	$2,861,604
Interest	21,524
Securities lending	10,890

Total investment income	2,894,018

Expenses

Investment management fees	1,267,863
Class A distribution and service fees	292,896
Class B distribution and service fees	637,213
Class C distribution and service fees	76,422
Class A, B and C transfer agent fees	609,178
Class I transfer agent fees	26
Printing	42,022
Registration and filing fees	37,499
Accounting and legal services fees	32,054
Custodian fees	31,825
Miscellaneous	14,699
Professional fees	11,698
Trustees’ fees	8,741
Securities lending fees	413
Interest	19
Related party fees
Compliance fees	4,666

Total expenses	3,067,234
Less expense reductions	(59,841)

Net expenses	3,007,393

Net investment loss	(113,375)

Realized and unrealized gain (loss)

Net realized gain on investments	19,665,900
Change in net unrealized appreciation
(depreciation) of investments	(14,704,668)

Net realized and unrealized gain	4,961,232

Increase in net assets from operations	$4,847,857

1 Semiannual period from 1-1-06 through 6-30-06.

See notes to financial statements.

18

F I N A N C I A L    S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	12-31-05	6-30-06[1]

Increase (decrease) in net assets

From operations
Net investment loss	($1,161,119)	($113,375)
Net realized gain	38,014,150	19,665,900
Change in net unrealized
appreciation (depreciation)	(11,733,743)	(14,704,668)

Increase in net assets resulting
from operations	25,119,288	4,847,857

From Fund share transactions	(84,210,100)	(41,125,220)

Net assets

Beginning of period	410,441,856	351,351,044

End of period[2]	$351,351,044	$315,073,681

1 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

2 Includes accumulated net investment loss of $16,566 and $129,941, respectively.

See notes to financial statements.

19

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-01	12-31-02	12-31-03	12-31-04	12-31-05	6-30-06[1]

Per share operating performance

Net asset value,
beginning of period	$29.87	$26.61	$20.53	$25.39	$27.62	$29.72
Net investment income (loss)[2]	(0.03)	(0.02)	—[3]	0.10	0.01	0.04
Net realized and unrealized
gain (loss) on investments	(3.22)	(6.06)	4.86	2.13	2.09	0.38
Total from
investment operations	(3.25)	(6.08)	4.86	2.23	2.10	0.42
Less distributions
From net investment income	(0.01)	—	—	—	—	—
Net asset value, end of period	$26.61	$20.53	$25.39	$27.62	$29.72	$30.14
Total return[4] (%)	(10.87)	(22.85)	23.67	8.78[5]	7.60[5]	1.41[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$255	$184	$201	$193	$195	$188
Ratio of expenses
to average net assets (%)	1.47	7.00	1.61	1.52	1.47	1.48[7]
Ratio of adjusted expenses
to average net assets[8] (%)	—	—	—	1.57	1.52	1.52[7]
Ratio of net investment income (loss)
to average net assets (%)	(0.12)	7.00	(0.02)	0.41	0.03	0.23[7]
Portfolio turnover (%)	76	64[9]	70	68	54	21

See notes to financial statements.

20

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-01	12-31-02	12-31-03	12-31-04	12-31-05	6-30-06[1]

Per share operating performance

Net asset value,
beginning of period	$29.06	$25.71	$19.70	$24.19	$26.12	$27.91
Net investment income (loss)[2]	(0.22)	(0.18)	(0.15)	(0.08)	(0.18)	(0.07)
Net realized and unrealized
gain (loss) on investments	(3.12)	(5.83)	4.64	2.01	1.97	0.37
Total from
investment operations	(3.34)	(6.01)	4.49	1.93	1.79	0.30
Less distributions
From net investment income	(0.01)	—	—	—	—	—
Net asset value, end of period	$25.71	$19.70	$24.19	$26.12	$27.91	$28.21
Total return[4] (%)	(11.49)	(23.38)	22.79	7.98[5]	6.85[5]	1.07[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$377	$253	$252	$197	$140	$113
Ratio of expenses
to average net assets (%)	2.17	7.00	2.31	2.22	2.18	2.18[7]
Ratio of adjusted expenses
to average net assets[8] (%)	—	—	—	2.27	2.23	2.22[7]
Ratio of net investment loss
to average net assets (%)	(0.82)	7.00	(0.72)	(0.33)	(0.68)	(0.48)[7]
Portfolio turnover (%)	76	64[9]	70	68	54	21

See notes to financial statements.

21

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-01	12-31-02	12-31-03	12-31-04	12-31-05	6-30-06[1]

Per share operating performance

Net asset value,
beginning of period	$29.05	$25.70	$19.69	$24.18	$26.11	$27.90
Net investment income (loss)[2]	(0.22)	(0.18)	(0.15)	(0.08)	(0.18)	(0.07)
Net realized and unrealized
gain (loss) on investments	(3.12)	(5.83)	4.64	2.01	1.97	0.37
Total from
investment operations	(3.34)	(6.01)	4.49	1.93	1.79	0.30
Less distributions
From net investment income	(0.01)	—	—	—	—	—
Net asset value, end of period	$25.70	$19.69	$24.18	$26.11	$27.90	$28.20
Total return[4] (%)	(11.49)	(23.39)	22.80	7.98[5]	6.86[5]	1.08[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$30	$23	$24	$20	$16	$14
Ratio of expenses
to average net assets (%)	2.17	7.00	2.31	2.22	2.18	2.18[7]
Ratio of adjusted expenses
to average net assets[8] (%)	—	—	—	2.27	2.23	2.22[7]
Ratio of net investment loss
to average net assets (%)	(0.82)	7.00	(0.72)	(0.31)	(0.68)	(0.47)[7]
Portfolio turnover (%)	76	64[9]	70	68	54	21

See notes to financial statements.

22

F I N A N C I A L    H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-02[10]	12-31-03	12-31-04	12-31-05	6-30-06[1]

Per share operating performance

Net asset value,
beginning of period	$26.15	$20.63	$25.66	$28.07	$30.37
Net investment income (loss)[2]	0.06	0.12	0.26	0.16	0.11
Net realized and unrealized
gain (loss) on investments	(5.58)	4.91	2.15	2.14	0.40
Total from
investment operations	(5.52)	5.03	2.41	2.30	0.51
Net asset value, end of period	$20.63	$25.66	$28.07	$30.37	$30.88
Total return[4] (%)	(21.11)[6]	24.38	9.39[5]	8.19	1.68[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2	—[11]	—[11]	—[11]
Ratio of expenses
to average net assets (%)	1.26[7]	1.06	0.92	0.90	0.88[7]
Ratio of net investment income
to average net assets (%)	0.33[7]	0.53	1.00	0.54	0.67[7]
Portfolio turnover (%)	64[9]	70	68	54	21

1Semiannual period from 1-1-06 through 6-30-06. Unaudited. 2Based on the average of the shares outstanding.

3Less than $0.01 per share.

4Assumes dividend reinvestment and does not reflect the effect of sales charges.

5Total returns would have been lower had certain expenses not been reduced during the periods shown. 6Not annualized.

7Annualized.

8Does not take into consideration expense reductions during the periods shown. 9Excludes merger activity.

10Class I shares began operations on 3-1-02.

11Less than $500,000.

See notes to financial statements.

23

NOTES TO STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Core Equity Fund (the “Fund”) is a diversified series of John Hancock Capital Series, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek above-average total return, consisting of capital appreciation plus current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturing of 60 days or less may be valued at amortized cost, which approximated market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are

24

reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any and transfer agent fees for Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $150 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2006, the Fund loaned securities having a market value of $15,208,544 collateralized by cash in the amount of $15,512,715. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund had $108,385,695 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carry-forward expires as follows: December 31, 2008 —$5,801,622, December 31, 2009 — $31,736,371, December 31, 2010 —$50,126,412 and December 31, 2011 —$20,721,290. Availability of a certain amount of these loss carryforwards, which were acquired on June 7, 2002, in a merger with John Hancock Core Growth Fund and John Hancock Core Value Fund, may be limited in a given year.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position

25

taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2005, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund’s average daily net asset value and (b) 0.70% in excess of $750,000,000 of the Fund’s average daily net asset value. The Adviser has a sub-advisory agreement with Independence Investment LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”). JHLICo is the Adviser’s indirect parent. The Fund is not responsible for payment of the subadvisory fees.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund, and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset values. A maximum

26

of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2006, JH Funds received net up-front sales charges of $91,973 with regard to sales of Class A shares. Of this amount, $11,917 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $60,664 was paid as sales commissions to unrelated broker-dealers and $19,392 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. JHLICo is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2006, CDSCs received by JH Funds amounted to $119,405 for Class B shares and $390 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $59,841 for the period ended June 30, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period ended amounted to $32,054. The Fund also paid the Adviser the amount of $982 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are

27

always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 12-31-05		Period ended 6-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,626,946	$45,605,458	715,331	$21,807,155
Repurchased	(2,046,676)	(57,738,893)	(1,031,015)	(31,404,146)
Net decrease	(419,730)	($12,133,435)	(315,684)	($9,596,991)

Class B shares
Sold	474,027	$12,546,329	162,182	$4,664,494
Repurchased	(2,998,318)	(79,234,122)	(1,202,735)	(34,362,326)
Net decrease	(2,524,291)	($66,687,793)	(1,040,553)	($29,697,832)

Class C shares
Sold	54,881	$1,459,654	18,734	$535,800
Repurchased	(252,255)	(6,635,860)	(76,283)	(2,180,665)
Net decrease	(197,374)	($5,176,206)	(57,549)	($1,644,865)

Class I shares
Sold	3,040	$89,324	1,655	$52,178
Repurchased	(11,017)	(301,990)	(7,524)	(237,710)
Net decrease	(7,977)	($212,666)	(5,869)	($185,532)

Net decrease	(3,149,372)	($84,210,100)	(1,419,655)	($41,125,220)

1 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006, aggregated $72,496,121 and $114,639,430, respectively.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes was $264,853,224. Gross unrealized appreciation and depreciation of investments aggregated $72,512,910 and $5,157,616, respectively, resulting in net unrealized appreciation of $67,355,294. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

28

Board Consideration
of and Continuation
of Investment
Advisory Agreement
and Sub-Advisory
Agreement: John
Hancock Core
Equity Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Capital Series (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Core Equity Fund (the “Fund”). The Board also considered the continuation of an interim investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Independence Investment LLC (the “Sub-Adviser”) and a proposed investment sub-advisory agreement (the “New Sub-Advisory Agreement”) with a newly formed subsidiary of Convergent Capital Management (“New Independence”). The Advisory Agreement with the Adviser and the Sub-Advisory Agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. The Board also considered factors and reached the conclusions described below relating to the selection of New Independence and the approval of the New Sub-Advisory Agreement.1 During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/ Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

In evaluating the New Sub-Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information provided to the Independent Trustees, including: (i) the description of the transaction in which New Independence would be formed as a subsidiary of Convergent Capital Management (the

29

“Transaction”), (ii) a description of Convergent Capital Management, (iii) the nature and quality of services rendered to the Fund, (iv) the sub-advisory fee payable to New Independence by the Adviser, (v) the qualifica-tions and background of New Independence, as well as the qualifications of its personnel, and (vi) possible conflicts of interest that may result from or be reflected in the terms of the Transaction.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and
quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the 5- and 10-year periods was below the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Board noted that, for the 3-year period under review, the Fund’s performance was lower than the performance of the Category median and benchmark index. However, the Board viewed favorably that the more recent performance of the Fund for the 1-year period ended December 31, 2005 was appreciably higher than the median of its Category and Peer Group, and its benchmark index.

Investment advisory fee
and sub-advisory fee rates
and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and not appreciably higher than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted

30

comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to
the adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business

31

of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

New Sub-Advisory
Agreement with New
Independence

In evaluating the New Sub-Advisory Agreement, the Board considered that the employees of the Sub-Adviser would be offered employment with New Independence. The Board also considered the Sub-Adviser’s belief that most of its employees, including the portfolio managers and analysts responsible for the Fund and the executives responsible for the management of the Sub-Adviser, would become employees of New Independence. The Board considered that no material changes in the investment process or resources were anticipated to occur as a result of the Transaction. The Board strongly considered that the sub-advisory fees payable under the New Sub-Advisory Agreement would be borne by the Adviser and not the Fund, and that the proposed Transaction would not have any effect on the fees paid by the Fund to the Adviser or the consideration paid to New Independence by the Adviser. The Board also considered that sub-advisory fees to be paid by the Adviser to New Independence were identical to the fees under the existing Sub-Advisory Agreement.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the New Sub-Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved, and voted to recommend to shareholders that the Fund adopt, the New Sub-Advisory Agreement.

1 The Board considered additional information about the New Sub-Advisory Agreement and New Independence at the March 2006 Board meetings. The New Sub-Advisory Agreement became effective July 14, 2006 after shareholder approval.

32

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin		New York, NY 10286
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Executive Vice President and	Transfer agent
Charles L. Ladner*	Chief Financial Officer	John Hancock Signature
Dr. John A. Moore*		Services, Inc.
Patti McGill Peterson*	Investment adviser	1 John Hancock Way,
Steven R. Pruchansky	John Hancock Advisers, LLC	Suite 1000
	601 Congress Street	Boston, MA 02217-1000
*Members of the Audit Committee	Boston, MA 02210-2805
†Non-Independent Trustee		Legal counsel
	Subadviser	Wilmer Cutler Pickering
Officers	Independence Investments LLC	Hale and Dorr LLP
	53 State Street	60 State Street
Keith F. Hartstein	Boston, Massachusetts 02109	Boston, MA 02109-1803
President and
Chief Executive Officer	Principal distributor
John Hancock Funds, LLC
William H. King	601 Congress Street
Vice President and Treasurer	Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

33

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Core Equity Fund.

250SA 6/06 8/06

JOHN HANCOCK

U.S. Global Leaders Growth Fund

6.30.2006 **Semiannual Report**

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

For more information
page 33

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks long-term growth of capital by normally investing at least 80% of its assets in the stocks of compa- nies the managers regard as “U.S. Global Leaders.”

Over the last six months

* Stocks advanced thanks to a robust economy, but inflation concerns limited the market’s gains.

* The Fund underperformed both the average large growth fund and the S&P 500.

* The Fund’s consumer stocks posted the best results, while technology and health care stocks lagged.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings

6.0%	Amgen, Inc.
5.5%	Staples, Inc.
5.1%	Automatic Data Processing, Inc.
5.0%	Genzyme Corp.
4.3%	Costco Wholesale Corp.
4.3%	Microsoft Corp.
4.3%	General Electric Co.
4.2%	United Parcel Service, Inc. (Class B)
4.1%	Teva Pharmaceutical Industries Ltd.
4.1%	Dell, Inc.

As a percentage of net assets on June 30, 2006.

1

BY GEORGE P. FRAISE, GORDON M. MARCHAND, CFA, CIC, AND ROBERT L. ROHN FOR THE SUSTAINABLE GROWTH ADVISERS, LP PORTFOLIO MANAGEMENT TEAM

MANAGERS’ REPORT

JOHN HANCOCK U.S. Global Leaders Growth Fund

U.S. stocks rallied in the first half of 2006. A healthy economy and strong profit growth provided support for the market, but gains were muted by a sell-off late in the six-month period, caused by higher inflation and rising interest rates. In the end, the major stock indexes posted gains of about 3%. Small-cap stocks led the market’s advance, while value shares outperformed growth-oriented issues.

Fund performance

For the six months ended June 30, 2006, John Hancock U.S. Global Leaders Growth Fund’s Class A, Class B, Class C, Class I and Class R shares posted total returns of –6.19%, –6.56%, –6.56%, –6.02% and –6.38%, respectively, at net asset value. The Fund’s performance trailed the –1.34% return of the average large growth fund, according to Morningstar, Inc.,1 and the 2.71% return of the S&P 500. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

“U.S. stocks rallied in the first half of 2006. A healthy economy and strong profit growth provided support for the market, but gains were muted...”

A hurricane of headwinds

The first half of 2006 was a challenging period for the Fund, which lagged the S&P 500 Index and its Morningstar peer group. The high-quality, large-cap growth stocks in which the Fund invests remained out of favor — small-cap stocks outpaced large-company issues, value stocks continued to outperform growth and lower-quality stocks posted better returns than high-quality names.

Sector allocation was also a drag on performance as investors continued to favor deep cyclical sectors — particularly energy and utilities — that we avoid because they do not meet our investment criteria. In contrast, growth-oriented sectors that are well

2

represented in the portfolio, such as health care and information technology, were the only sectors of the market to decline.

In addition to the difficult market environment, the Fund faced a series of company-specific issues that also had an adverse impact on results. Some companies were severely penalized for short-term disappointments, while others faced challenges that were magnified or misinterpreted by the market.

Technology and health care detracted the most

The weakest performers in the S&P 500 were health care and information technology stocks, and this held true in the Fund as well. Health care stocks were the Fund’s top performance contributors in 2005, but they detracted the most from performance in the first half of 2006. Generic drug maker Teva Pharmaceutical Industries Ltd. fell sharply as investors grew concerned that big pharmaceutical firms would undercut the price of generics to maintain market share in their most profitable drugs. We disagree — as does Teva’s management — so we took advantage of the decline to increase our position in the stock.

Biotechnology firm Amgen, Inc. also declined during the six-month period amid concerns about the potential entry of a competing product to one of its major drug franchises. We think the market overreacted, and our conviction in this company is so high that we made it the portfolio’s largest holding by the end of the period.

“The high-quality, large-cap growth stocks in which the Fund invests remained out of favor...”

In the information technology sector, the biggest detractor from performance was online auction company eBay, Inc., which slid due to expectations of a slowdown in electronic commerce and a competitive threat from Google. Again, we believe the market has overreacted to both concerns, and we remain confident in eBay’s long-term prospects.

Consumer stocks outperformed

The best performers in the portfolio were consumer-oriented stocks, led by coffee retailer Starbucks Corp. and office supply chain Staples, Inc. Starbucks posted remarkable same-store sales growth despite some very difficult comparisons, in part because of

3

Sector
distribution[2]

Consumer
staples	25%

Health care	24%

Information
technology	23%

Consumer
discretionary	12%

Industrials	8%

Financials	7%

expanding menu alternatives. Staples continued to execute its business strategy better than its competitors and was finally rewarded by the market. Although we reduced our position in Starbucks because of its high valuation, we continue to think that Staples is undervalued.

Consumer products maker Colgate-Palmolive Co. was another strong performer during the period. Two years ago, the company took an earnings hit after increasing marketing expenditures to defend its dominant market share in key international markets. This strategy paid off, and earnings growth at Colgate has returned to double-digit levels. We took advantage of the decline two years ago to add to our holdings, much like we are doing now with other portfolio companies experiencing short-term dislocations.

The long goodbye

In the first half of 2006, we sold all of our shares in gum and candy purveyor Wrigley, a longtime holding that had been in the Fund since its inception more than a decade ago. Several factors contributed to our decision to sell Wrigley — an increased competitive threat, a number of high-level management defections, some questionable corporate governance actions and a persistent difficulty integrating some of its recent acquisitions.

Buying opportunities

We took advantage of attractive opportunities among high-quality, large-cap growth stocks by adding four companies to the portfolio in the first half of 2006. Beverage and snack food maker PepsiCo, Inc. is a well-managed company with an unparalleled distribution

4

network and strong market position. Stryker Corp., a leading orthopedics company, dominates the market for hip and knee replacements. QUALCOMM, Inc., which develops and patents advanced wireless technologies, generates royalties from every cellular phone that is manufactured using its patented CDMA or WCDMA technology —the backbone of the next generation of wireless devices. Finally, SAP, AG, the global leader in enterprise application software, provides the “systems plumbing” for many of the world’s best companies.

“We are currently facing an unprece- dented opportunity in many high-quality, sustainable-growth companies.”

Outlook

Although the Fund’s recent performance has been frustrating, we believe the long-term outlook is promising. We are currently facing an unprecedented opportunity in many high-quality, sustainable-growth companies. It is our view that the portfolio looks more attractive right now than at any other time in its history.

If the Fund were a public company that owned each of the individual businesses, it would have more than a decade of double-digit earnings growth (twice the overall market’s growth rate), a free cash flow yield of 5% and a lower valuation than the broader market on a cash basis. That is why we are extremely comfortable with the portfolio and excited about its future prospects.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2006.

5

A LOOK AT PERFORMANCE

For the period ended June 30, 2006

	Class A	Class B	Class C	Class I1	Class R1
Inception date	9-29-95	5-20-02	5-20-02	5-20-02	8-5-03

Average annual returns with maximum sales charge (POP)
One year	–5.15%	–5.87%	–1.91%	0.26%	–0.52%

Five years	0.34	—	—	—	—

Ten years	7.83	—	—	—	—

Since inception	—	–0.38	0.11	1.27	5.04

Cumulative total returns with maximum sales charge (POP)
Six months	–10.89	–11.23	–7.49	–6.02	–6.38

One year	–5.15	–5.87	–1.91	0.26	–0.52

Five years	1.74	—	—	—	—

Ten years	112.51	—	—	—	—

Since inception	—	–1.54	0.46	5.33	15.36

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For com- parison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

	Class B	Class C1	Class I2	Class R2
Period beginning	5-20-02	5-20-02	5-20-02	8-5-03

Without sales charge	$10,046	$10,046	$10,533	$11,536

With maximum sales charge	9,846	10,046	10,533	11,536

Index	12,524	12,524	12,524	13,866

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of June 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$938.10	$6.20
Class B	934.40	9.77
Class C	934.40	9.77
Class I	939.80	4.07
Class R	936.20	7.84

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,018.40	$6.46
Class B	1,014.70	10.17
Class C	1,014.70	10.17
Class I	1,020.60	4.24
Class R	1,016.70	8.17

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.29%, 2.04%, 2.04%, 0.84% and 1.63% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on June 30, 2006 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the
Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.24%		$1,643,114,927

(Cost $1,524,717,071)
Air Freight & Logistics 4.23%		70,005,199

United Parcel Service, Inc. (Class B) (L)	850,300	70,005,199
Application Software 2.09%		34,663,200

SAP AG, American Depositary Receipt (ADR) (Germany) (L)	660,000	34,663,200
Asset Management & Custody Banks 3.65%		60,370,032

State Street Corp.	1,039,250	60,370,032
Biotechnology 10.96%		181,527,302

Amgen, Inc. (I)(L)	1,513,400	98,719,082

Genzyme Corp. (I)	1,356,400	82,808,220
Communications Equipment 1.86%		30,753,725

QUALCOMM, Inc.	767,500	30,753,725
Computer Hardware 4.12%		68,224,729

Dell, Inc. (I)	2,794,950	68,224,729
Data Processing & Outsourced Services 5.14%		85,124,218

Automatic Data Processing, Inc.	1,877,050	85,124,218
Food Distributors 3.11%		51,432,480

Sysco Corp. (L)	1,683,000	51,432,480
Health Care Equipment 5.50%		91,036,288

Medtronic, Inc. (L)	1,268,926	59,538,008

Stryker Corp. (L)	748,000	31,498,280
Home Entertainment Software 2.07%		34,289,968

Electronic Arts, Inc. (I)(L)	796,700	34,289,968
Home Improvement Retail 3.95%		65,359,698

Home Depot, Inc. (The)	1,826,200	65,359,698

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

Issuer		Shares	Value

Household Products 8.12%			$134,412,666

Colgate-Palmolive Co.		1,111,250	66,563,875

Procter & Gamble Co. (The) (L)		1,220,302	67,848,791
Hypermarkets & Super Centers 6.35%			105,180,626

Costco Wholesale Corp.		1,254,800	71,686,724

Wal-Mart Stores, Inc.		695,327	33,493,902
Industrial Conglomerates 4.27%			70,626,688

General Electric Co.		2,142,800	70,626,688
Internet Software & Services 3.84%			63,658,886

eBay, Inc. (I)(L)		2,173,400	63,658,886
Multi-Line Insurance 3.01%			49,847,766

American International Group, Inc.		844,162	49,847,766
Pharmaceuticals 7.93%			131,305,985

Johnson & Johnson		1,049,117	62,863,091

Teva Pharmaceutical Industries Ltd., ADR (Israel)		2,166,600	68,442,894
Restaurants 2.08%			34,487,718

Starbucks Corp. (I)(L)		913,340	34,487,718
Soft Drinks 7.14%			118,135,768

Coca-Cola Co. (The)		1,170,400	50,350,608

PepsiCo, Inc.		1,129,000	67,785,160
Specialty Stores 5.53%			91,577,860

Staples, Inc.		3,765,537	91,577,860
Systems Software 4.29%			71,094,125

Microsoft Corp.		3,051,250	71,094,125

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 15.76%			$260,899,815

(Cost $260,899,815)

Joint Repurchase Agreement 0.94%			15,487,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley —
Dated 6-30-06 due 7-03-06
(Secured by U.S. Treasury Inflation
Indexed Note 1.875% due 7-15-15)	4.550%	$15,487	15,487,000

See notes to financial statements.

11

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value

Cash Equivalents 14.82%		$245,412,815

AIM Cash Investment Trust (T)	245,412,815	245,412,815

Total investments 115.00%		$1,904,014,742

Other assets and liabilities, net (15.00%)		($248,400,738)

Total net assets 100.00%		$1,655,614,004

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

12

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (cost $1,785,616,886)
including $240,758,308 of securities loaned	$1,904,014,742
Cash	748
Receivable for shares sold	2,795,449
Dividends and interest receivable	1,491,071
Other assets	65,162

Total assets	1,908,367,172

Liabilities

Payable for shares repurchased	5,778,796
Payable upon return of securities loaned	245,412,815
Payable to affiliates
Management fees	1,010,735
Distribution and service fees	57,319
Other	355,639
Other payables and accrued expenses	137,864

Total liabilities	252,753,168

Net assets

Capital paid-in	1,574,954,454
Accumulated net realized loss on investments	(36,564,619)
Net unrealized appreciation of investments	118,397,856
Accumulated net investment loss	(1,173,687)

Net assets	$1,655,614,004

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($1,245,786,932 ÷ 46,699,296 shares)	$26.68
Class B ($169,610,987 ÷ 6,540,995 shares)	$25.93
Class C ($216,292,576 ÷ 8,340,830 shares)	$25.93
Class I ($18,199,987 ÷ 673,701 shares)	$27.01
Class R ($5,723,522 ÷ 215,641 shares)	$26.54

Maximum offering price per share

Class A1 ($26.68 ÷ 95%)	$28.08

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

13

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the period ended June 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $65,573)	$11,443,543
Interest	171,215
Securities lending	143,534

Total investment income	11,758,292

Expenses

Investment management fees	6,512,453
Class A distribution and service fees	1,580,082
Class B distribution and service fees	977,046
Class C distribution and service fees	1,281,131
Class R distribution and service fees	14,452
Class A, B and C transfer agent fees	2,172,628
Class I transfer agent fees	3,793
Class R transfer agent fees	9,650
Accounting and legal services fees	157,552
Printing	148,739
Custodian	128,153
Registration and filing fees	98,126
Miscellaneous	63,370
Trustees’ fees	45,811
Professional fees	31,045
Securities lending	5,413
Interest	3,753
Related party fees
Compliance fees	28,289

Total expenses	13,261,486
Less expense reductions	(362,920)

Net expenses	12,898,566

Net investment loss	(1,140,274)

Realized and unrealized loss

Net realized loss on investments	(4,831,305)
Change in net unrealized appreciation
(depreciation) of investments	(104,002,416)

Net realized and unrealized loss	(108,833,721)

Decrease in net assets from operations	($109,973,995)

1 Semiannual period from 1-1-06 through 6-30-06.

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	12-31-05	6-30-06[1]

Increase (decrease) in net assets

From operations
Net investment loss	($5,997,688)	($1,140,274)
Net realized gain (loss)	28,082,457	(4,831,305)
Change in net unrealized
appreciation (depreciation)	32,722,309	(104,002,416)

Increase (decrease) in net assets
resulting from operations	54,807,078	(109,973,995)

From Fund share transactions	380,076,376	(25,376,091)

Net assets

Beginning of period	1,356,080,636	1,790,964,090

End of period[2]	$1,790,964,090	$1,655,614,004

1 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

2 Includes accumulated net investment loss of $33,413 and $1,173,687, respectively.

See notes to financial statements.

15

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	6-30-02[1,3]	12-31-02[1,4]	12-31-03	12-31-04	12-31-05	6-30-06[2]

Per share operating performance

Net asset value,
beginning of period	$24.98	$24.03	$21.57	$25.72	$27.84	$28.44
Net investment income (loss)[5]	(0.09)	0.01	—[6]	0.15	(0.04)	0.01
Net realized and unrealized
gain (loss) on investments	(0.86)	(2.47)	4.15	2.04	0.64	(1.77)
Total from
investment operations	(0.95)	(2.46)	4.15	2.19	0.60	(1.76)
Less distributions
From net investment income	—	—	—	(0.07)	—	—
Net asset value, end of period	$24.03	$21.57	$25.72	$27.84	$28.44	$26.68
Total return[7] (%)	(3.80)[8]	(10.24)[8,9]	19.24[8]	8.51	2.16[8]	(6.19)[8,9]

Ratios and supplemental data

Net assets, end of period
(in millions)	$150	$237	$392	$893	$1,271	$1,246
Ratio of expenses
to average net assets (%)	1.37	1.27[10]	1.35	1.32	1.28	1.29[10]
Ratio of gross expenses
to average net assets[11] (%)	1.40	1.36[10]	1.36	—	1.33	1.33[10]
Ratio of net investment income (loss)
to average net assets (%)	(0.36)	0.07[10]	(0.02)	0.57	(0.14)	0.06[10]
Portfolio turnover (%)	3	1	15	16	28[12]	21

See notes to financial statements.

16

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	6-30-02[1,13]	12-31-02[1,4]	12-31-03	12-31-04	12-31-05	6-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$25.81	$24.01	$21.47	$25.41	$27.36	$27.75
Net investment loss[5]	(0.02)	(0.07)	(0.18)	(0.05)	(0.24)	(0.09)
Net realized and unrealized
gain (loss) on investments	(1.78)	(2.47)	4.12	2.00	0.63	(1.73)
Total from
investment operations	(1.80)	(2.54)	3.94	1.95	0.39	(1.82)
Net asset value, end of period	$24.01	$21.47	$25.41	$27.36	$27.75	$25.93
Total return[7] (%)	(6.97)[8,9]	(10.58)[8,9]	18.35[8]	7.67	1.43[8]	(6.56)[8,9]

Ratios and supplemental data

Net assets, end of period
(in millions)	$12	$73	$164	$208	$218	$170
Ratio of expenses
to average net assets (%)	2.13[10]	2.02[10]	2.10	2.07	2.03	2.04[10]
Ratio of gross expenses
to average net assets[11] (%)	2.39[10]	2.11[10]	2.11	—	2.08	2.08[10]
Ratio of net investment loss
to average net assets (%)	(0.93)[10]	(0.67)[10]	(0.77)	(0.21)	(0.88)	(0.69)[10]
Portfolio turnover (%)	3	1	15	16	28[12]	21

See notes to financial statements.

17

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	6-30-02[1,13]	12-31-02[1,4]	12-31-03	12-31-04	12-31-05	6-30-05[2]

Per share operating performance

Net asset value,
beginning of period	$25.81	$24.01	$21.47	$25.41	$27.36	$27.75
Net investment loss[5]	(0.02)	(0.07)	(0.18)	(0.04)	(0.24)	(0.09)
Net realized and unrealized
gain (loss) on investments	(1.78)	(2.47)	4.12	1.99	0.63	(1.73)
Total from
investment operations	(1.80)	(2.54)	3.94	1.95	0.39	(1.82)
Net asset value, end of period	$24.01	$21.47	$25.41	$27.36	$27.75	$25.93
Total return[7] (%)	(6.97)[8,9]	(10.58)[8,9]	18.35[8]	7.67	1.43	(6.56)[8,9]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$49	$160	$246	$284	$216
Ratio of expenses
to average net assets (%)	2.12[10]	2.02[10]	2.10	2.07	2.03	2.04[10]
Ratio of gross expenses
to average net assets[11] (%)	2.38[10]	2.11[10]	2.11	—	2.08	2.08[10]
Ratio of net investment loss
to average net assets (%)	(0.96)[10]	(0.67)[10]	(0.77)	(0.17)	(0.88)	(0.69)[10]
Portfolio turnover (%)	3	1	15	16	28[12]	21

See notes to financial statements.

18

F I N A N C I A L    H I G H L I G H T S

CLASS I SHARES

Period ended	6-30-02[1,13]	12-31-02[1,4]	12-31-03	12-31-04	12-31-05	6-30-06[2]

Per share operating performance

Net asset value,
beginning of period	$25.81	$24.04	$21.60	$25.87	$28.00	$28.74
Net investment income[5]	0.01	0.02	0.10	0.25	0.08	0.07
Net realized and unrealized
gain (loss) on investments	(1.78)	(2.46)	4.17	2.06	0.66	(1.80)
Total from
investment operations	(1.77)	(2.44)	4.27	2.31	0.74	(1.73)
Less distributions
From net investment income	—	—	—	(0.18)	—	—
Net asset value, end of period	$24.04	$21.60	$25.87	$28.00	$28.74	$27.01
Total return[7] (%)	(6.86)[8,9]	(10.15)[8,9]	19.77	8.94	2.64	(6.02)[8,9]

Ratios and supplemental data

Net assets, end of period
(in millions)	$5	$6	$5	$8	$13	$18
Ratio of expenses
to average net assets (%)	0.91[10]	1.11[10]	0.90	0.90	0.85	0.84[10]
Ratio of gross expenses
to average net assets[11] (%)	1.17[10]	1.20[10]	—	—	0.90	0.88[10]
Ratio of net investment income
to average net assets (%)	0.21[10]	0.22[10]	0.43	0.94	0.30	0.52[10]
Portfolio turnover (%)	3	1	15	16	28[12]	21

See notes to financial statements.

19

F I N A N C I A L    H I G H L I G H T S

CLASS R SHARES

Period ended	12-31-03[13]	12-31-04	12-31-05	6-30-06[2]

Per share operating performance

Net asset value,
beginning of period	$23.02	$25.68	$27.77	$28.35
Net investment income (loss)[5]	(0.04)	0.16	(0.12)	(0.04)
Net realized and unrealized
gain (loss) on investments	2.70	1.95	0.70	(1.77)
Total from
investment operations	2.66	2.11	0.58	(1.81)
Less distributions
From net investment income	—	(0.02)	—	—
Net asset value, end of period	$25.68	$27.77	$28.35	$26.54
Total return[7] (%)	11.56[9]	8.20	2.09[8]	(6.38)[8,9]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[14]	$2	$5	$6
Ratio of expenses
to average net assets (%)	1.75[10]	1.53	1.54	1.63[10]
Ratio of gross expenses
to average net assets[11] (%)	—	—	1.59	1.67[10]
Ratio of net investment income (loss)
to average net assets (%)	(0.42)[10]	0.60	(0.42)	(0.26)[10]
Portfolio turnover (%)	15	16	28[12]	21

1 Audited by previous auditor.

2 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

3 Effective 5-17-02, shareholders of the former U.S. Global Leaders Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund. Additionally, the accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.

4 Effective 12-31-02, the fiscal year changed from June 30 to December 31.

5 Based on the average of the shares outstanding.

6 Less than $0.01 per share.

7 Assumes dividend reinvestment and does not reflect the effect of sales charges.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Not annualized.

10 Annualized.

11 Does not take into consideration expense reductions during the periods shown.

12 Excludes merger activity.

13 Class B, Class C and Class I shares began operations on 5-20-02. Class R shares began on 8-5-03.

14 Less than $500,000.

See notes to financial statements.

20

NOTES TO STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock U.S. Global Leaders Growth Fund (the “Fund”) is a non-diversified series of John Hancock Capital Series, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes,

21

investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2006, the Fund loaned securities having a market value of $240,758,308 collateralized by cash in the amount of $245,412,815. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $27,128,984 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2008 —$19,853,472, December 31, 2009 — $6,617,824, and December 31, 2011 — $657,688.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position

22

taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended December 31, 2005. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,000,000,000 of the Fund’s average daily net asset value, (b) 0.70% of the next $3,000,000,000 and (c) 0.65% of the Fund’s average daily net asset value in excess of $5,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding transfer agent fees and distribution and service fees, to 0.79% of the Fund’s average daily net asset value, on an annual basis, and net operating expenses on Class A, B and C shares to 1.32%, 2.07%, and 2.07%, respectively, of each class’ average daily net asset value, at least until April 30, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $362,920 and there were no class-specific total expense reductions during the period ended June 30, 2006. The Adviser reserves the right to terminate these limitations in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans

23

with respect to Class A, Class B Class C and Class R, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2006, JH Funds received net up-front sales charges of $521,200 with regard to sales of Class A shares. Of this amount, $75,800 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $400,821 was paid as sales commissions to unrelated broker-dealers and $44,579 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2006, CDSCs received by JH Funds amounted to $301,860 for Class B shares and $29,036 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective April 9, 2005, Signature Services has agreed to limit the Class A, Class B and Class C transfer agent fees to 0.28% of each respective class’ average daily net asset value, until April 30, 2007. There were no expense reductions related to this transfer agent fee limitation during the period ended June 30, 2006. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Class R average net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by 0.05% . There were

24

no transfer agent fee reductions during the period ended June 30, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $157,552. The Fund also paid the Adviser the amount of $1,253 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 4,344 Class R shares of bene-ficial interest of the Fund on June 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

25

Note C Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 12-31-05		Period ended 6-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	22,740,759	$620,061,042	11,405,015	$318,035,653
Issued in reorganization	4,738,822	125,153,709	—	—
Repurchased	(14,854,608)	(411,138,997)	(9,396,053)	(263,345,404)
Net increase	12,624,973	$334,075,754	2,008,962	$54,690,249

Class B shares
Sold	1,516,463	$40,611,205	317,511	$8,733,059
Issued in reorganization	1,154,868	29,922,515	—	—
Repurchased	(2,417,915)	(65,124,267)	(1,620,768)	(44,458,673)
Net increase (decrease)	253,416	$5,409,453	(1,303,257)	($35,725,614)

Class C shares
Sold	3,315,090	$88,840,212	628,346	$17,255,205
Issued in reorganization	96,136	2,491,009	—	—
Repurchased	(2,183,935)	(59,138,929)	(2,521,758)	(68,794,460)
Net increase (decrease)	1,227,291	$32,192,292	(1,893,412)	($51,539,255)

Class I shares
Sold	338,329	$9,442,238	313,984	$8,833,280
Repurchased	(158,534)	(4,272,966)	(97,220)	(2,741,104)
Net increase	179,795	$5,169,272	216,764	$6,092,176

Class R shares
Sold	170,902	$4,615,605	100,655	$2,861,552
Repurchased	(50,640)	(1,386,000)	(62,006)	(1,755,199)
Net increase	120,262	$3,229,605	38,649	$1,106,353

Net increase (decrease)	14,405,737	$380,076,376	(932,294)	($25,376,091)

1 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006 aggregated $364,082,602 and $396,383,171, respectively.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was $1,788,751,701. Gross unrealized appreciation and depreciation of investments aggregated $181,110,475 and $65,847,434, respectively, resulting in net unrealized appreciation of $115,263,041. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

26

Board Consideration
of and Continuation
of Investment
Advisory and
Subadvisory
Agreement: John
Hancock U.S. Global
Leaders Growth Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Capital Series (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Sustainable Growth Advisers, LP (the “Sub-Adviser”) for the John Hancock U.S. Global Leaders Growth Fund (the “Fund”). The investment advisory agreement with the Advisor and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/ Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality
of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory,

27

and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the 5- and 10-year periods was above the performance of the Peer Group and Category medians, and its benchmark index, the Russell 1000 Growth Index. The Board also noted that the more recent performance of the Fund for the 1- and 3-year periods ended December 31, 2005 was lower than the median of its Category and Peer Group, and its benchmark index. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee
and sub-advisory fee rates
and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were not appreciably higher than the median of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board

28

concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Sub-Adviser, which is not affiliated with the Adviser. The Board considered that the Sub-Advisory Rate paid to the Sub-Adviser had been negotiated by the Adviser on an arm’s length basis and that the Sub-Adviser’s separate profitability from  its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to
the adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

29

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

30

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

31

ELECTRONIC DELIVERY

Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you’ll receive an
e-mail notification as soon as the document is ready for
online viewing.

* Reduces the amount of paper mail you receive from
John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

32

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
Ronald R. Dion, Chairman	Vice President and	John Hancock Funds, LLC
James R. Boyle†	Chief Compliance Officer	601 Congress Street
James F. Carlin		Boston, MA 02210-2805
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Executive Vice President and	Custodian
Charles L. Ladner*	Chief Financial Officer	The Bank of New York
Dr. John A. Moore*		One Wall Street
Patti McGill Peterson*	Investment adviser	New York, NY 10286
Steven R. Pruchansky	John Hancock Advisers, LLC
*Members of the Audit Committee	601 Congress Street	Transfer agent
†Non-Independent Trustee	Boston, MA 02210-2805	John Hancock Signature
Services, Inc.
Officers	Subadviser	1 John Hancock Way,
Keith F. Hartstein	Sustainable Growth	Suite 1000
President and	Advisers, LP	Boston, MA 02217-1000
Chief Executive Officer	3 Stamford Plaza
	301 Tresser Boulevard,	Legal counsel
William H. King	Suite 1310	Wilmer Cutler Pickering
Vice President and Treasurer	Stamford, CT 06901	Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

33

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260SA 6/06 8/06

JOHN HANCOCK

Classic Value Fund

6.30.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

For more information
page 33

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks
long-term growth of
capital by investing
at least 80% of its
assets in domestic
equity securities
that the subadviser
believes are cur-
rently undervalued
relative to the
market, based on
estimated future
earnings and
cash flow.

Over the last six months

* Stocks posted positive results, but inflation concerns limited the market’s gains.

* The Fund lagged both its peer group and its large-cap
value benchmark.

* The Fund’s information technology and financial holdings contributed to its underperformance, while industrial stocks enhanced results.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings

4.1%	Morgan Stanley
4.1%	Fannie Mae
4.0%	Allstate Corp. (The)
3.9%	XL Capital Ltd. (Class A)
3.7%	Citigroup, Inc.
3.5%	Sempra Energy
3.5%	Freddie Mac
3.2%	Microsoft Corp.
3.2%	HCA, Inc.
3.2%	CA, Inc.

As a percentage of net assets on June 30, 2006.

1

BY THE PORTFOLIO MANAGEMENT TEAM AT PZENA INVESTMENT MANAGEMENT, LLC

MANAGERS’ REPORT

JOHN HANCOCK Classic Value Fund

U.S. stocks posted positive results in the first six months of 2006. The market put together a solid rally in the first quarter thanks to economic and corporate profit growth that exceeded expectations. Late in the period, however, unexpectedly high inflation readings and rising interest rates weighed on investor confidence, and stocks gave back some of their earlier gains. The broad stock indexes gained about 3% for the six months. Small-cap stocks posted the best returns but also experienced the greatest volatility.

Valuations in the stock market continued to narrow as value indexes outpaced growth by a wide margin — the Russell 3000 Value Index returned 6.90%, while the Russell 3000 Growth Index returned –0.32%, for example. A substantial part of the market is more or less fairly valued, with very small pockets of significantly undervalued and overvalued stocks.

Fund performance

For the six months ended June 30, 2006, John Hancock Classic Value Fund’s Class A, Class B, Class C, Class I and Class R shares posted total returns of 1.58%, 1.19%, 1.19%, 1.78% and 1.46%, respectively, at net asset value. The Fund trailed the 4.70% return of the average large value fund, according to Morningstar, Inc.,1 and the 6.56% return of the Russell 1000 Value Index. Keep in mind  that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

“U.S. stocks posted positive results in the first six months of 2006.”

Our concentrated value investment strategy has a history of long-term success, but short-term lags in performance do occur from time to time, and this six-month period was one of those instances. A combination of unfavorable sector allocation and several stock-specific issues led to the Fund’s underperformance of its benchmark index and Morningstar peer group.

2

Fund strategy

We select our investments from a universe of the 500 largest U.S. stocks, with a focus on the most undervalued segment. We generally seek companies that display four key characteristics: (1) a low price relative to normal earnings; (2) current earnings that are below normal; (3) a credible plan to restore normal earnings; and (4) a solid business with a sustainable competitive advantage and downside protection.

Breaking down the underperformance

Sector weightings in the Fund hurt performance compared with the benchmark and peer group. We were significantly underweight in the energy and materials sectors, which continued to outperform during the period. Although momentum favors these stocks, we believe they are clearly overvalued based on our research, which shows that earnings in these sectors are well above normal. In addition, our substantial overweights in information technology and health care stocks — where we have been finding many investment opportunities — detracted from performance as these sectors posted the weakest returns in the market.

Among individual holdings, information technology stocks contributed the most to the Fund’s underperformance. The biggest decliner was CA, Inc., formerly known as Computer Associates. The software company, which was plagued by an accounting scandal several years ago, uncovered new accounting errors related to sales commissions and stock options grants. We believe these are short-term issues that do not affect the fundamental strength of the business, and we have been adding to our position.

“Industrial stocks produced the best results in the portfolio.”

We also increased our holdings of two other beaten-down technology stocks. Software giant Microsoft Corp. declined during the period after announcing a $2 billion increase in spending on growth initiatives, most notably its online search capabilities and Xbox gaming system. Communications equipment maker Lucent Technologies, Inc. reported disappointing earnings and revenues, and then agreed to be acquired by rival Alcatel. In both cases, investors focused on the short-term earnings problems and

3

Sector
distribution[2]

Financials	40%

Information
technology	14%

Consumer
discretionary	14%

Health care	13%

Consumer
staples	7%

Utilities	5%

Industrials	4%

Energy	2%

ignored the potential long-term value created by the Microsoft investment and Alcatel-Lucent merger.

The Fund’s financial holdings also underperformed as a group during the period. Government-sponsored mortgage lender Freddie Mac remained mired in political wrangling about increased regulatory oversight and possible limitations on its mortgage portfolio. Reinsurance company XL Capital Ltd. fell amid concerns about the upcoming hurricane season.

Positive contributors

Industrial stocks produced the best results in the portfolio. Union Pacific Corp., the nation’s largest railroad operator, posted a double-digit gain during the period as earnings and revenues came in better than expected. The rail industry as a whole has struggled for many years, but industry consolidation and a strong increase in rail traffic has led to greater pricing power, boosting profit margins for many rail companies. In addition, fuel surcharges have helped offset rising energy prices.

Airplane manufacturer Boeing continued to perform well as increased orders, especially from Asia, and better cost management provided a lift to earnings. Boeing was one of the Fund’s best performers over the past several years, and we sold it from the portfolio in the first half of 2006 because it reached fair value.

The top performer was financial services company Morgan Stanley. After a tumultuous period last year involving the controversial removal of its CEO, the company rebounded thanks to a healthy market environment and the commencement of turnaround initiatives in its asset management and brokerage divisions.

4

New additions

A continuing theme in our investment universe is the increasing number of high-quality companies with strong fundamentals that have drifted into the most undervalued segment of the market. Typically, the Fund’s investments tend to be companies under stress that experience a collapse in their share price. However, given the narrow valuation spreads and greater appetite for risk in the market, some high-quality stocks forgotten or ignored by investors have been “earning” their way into the portfolio. In the last six months, we added discount retailer Wal-Mart Stores, Inc., diversified health products maker Johnson & Johnson, and enterprise software company Oracle Corp. to the portfolio.

“The recent underperformance has provided us with opportunities to increase positions in several portfolio holdings at more attractive prices.”

Outlook

We are optimistic about the portfolio as we move into the second half of the year. The recent underperformance has provided us with opportunities to increase positions in several holdings at more attractive prices. In an environment of compressed valuations, companies that have been adversely impacted by broad market trends — such as soaring commodity prices and rising interest rates — may provide future pockets of opportunity.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2006.

5

A LOOK AT PERFORMANCE

For the period ended June 30, 2006

	Class A1	Class B	Class C	Class I2	Class R2
Inception date	6-24-96	11-11-02	11-11-02	11-11-02	8-5-03

Average annual returns with maximum sales charge (POP)
One year	2.60%	2.16%	6.16%	8.45%	7.64%

Five years	9.81	—	—	—	—

Ten years	11.96	—	—	—	—

Since inception	—	16.83	17.37	18.74	14.82

Cumulative total returns with maximum sales charge (POP)
Six months	–3.51	–3.81	0.19	1.78	1.46

One year	2.60	2.16	6.16	8.45	7.64

Five years	59.68	—	—	—	—

Ten years	209.58	—	—	—	—

Since inception	—	75.95	78.95	86.65	49.40

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1Effective November 8, 2002, shareholders of the former Pzena Focused Value Fund became owners of that number of full and fractional shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund. The performance of the former Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies.

2For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B	Class C1	Class I2	Class R2
Period beginning	11-11-02	11-11-02	11-11-02	8-5-03

Without sales charge	$17,895	$17,895	$18,665	$14,940

With maximum sales charge	17,595	17,895	18,665	14,940

Index 1	15,482	15,482	15,482	13,866

Index 2	17,809	17,809	17,809	15,479

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of June 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Value Index — Index 2 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,015.80	$6.54
Class B	1,011.90	10.27
Class C	1,011.90	10.27
Class I	1,017.80	4.45
Class R	1,014.60	8.09

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,018.30	$6.55
Class B	1,014.59	10.28
Class C	1,014.59	10.28
Class I	1,020.38	4.46
Class R	1,016.76	8.10

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.31%, 2.06%, 2.06%, 0.89% and 1.62% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on June 30, 2006 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.70%		$6,736,231,987

(Cost $6,451,750,915)
Apparel Retail 2.64%		180,240,242

TJX Cos., Inc. (The) (L)	7,884,525	180,240,242
Auto Parts & Equipment 6.67%		454,955,150

AutoZone, Inc. (I)	1,593,725	140,566,545

Johnson Controls, Inc. (L)	1,603,025	131,800,715

Magna International, Inc. (Class A) (Canada)	2,537,000	182,587,890
Broadcasting & Cable TV 1.02%		69,333,884

CBS Corp. (Class B) (L)	2,563,175	69,333,884
Communications Equipment 3.03%		206,762,259

Lucent Technologies, Inc. (I)(L)	85,438,950	206,762,259
Computer Hardware 1.95%		132,797,016

Hewlett-Packard Co.	4,191,825	132,797,016
Data Processing & Outsourced Services 1.54%		105,048,195

Computer Sciences Corp. (I)	2,168,625	105,048,195
Diversified Banks 1.43%		97,767,195

Comerica, Inc.	1,880,500	97,767,195
Diversified Financial Services 8.42%		574,447,699

Bank of America Corp.	3,076,875	147,997,687

Citigroup, Inc.	5,178,800	249,825,312

JPMorgan Chase & Co.	4,205,350	176,624,700
Electric Utilities 1.15%		78,701,870

Wisconsin Energy Corp. (L)	1,952,900	78,701,870
Health Care Distributors 2.21%		151,090,160

AmerisourceBergen Corp. (L)	3,604,250	151,090,160

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Health Care Facilities 3.21%		$219,018,612

HCA, Inc. (L)	5,075,750	219,018,612
Household Appliances 2.82%		192,776,993

Whirlpool Corp. (L)	2,332,450	192,776,993
Household Products 1.87%		127,774,530

Kimberly-Clark Corp.	2,070,900	127,774,530
Hypermarkets & Super Centers 2.87%		195,985,666

Wal-Mart Stores, Inc.	4,068,625	195,985,666
Industrial Conglomerates 1.43%		97,978,375

Tyco International Ltd. (Bermuda)	3,562,850	97,978,375
Insurance Brokers 1.62%		110,376,788

Aon Corp. (L)	3,169,925	110,376,788
Integrated Oil & Gas 1.79%		122,071,577

BP Plc, American Depositary Receipt (ADR) (United Kingdom)	1,753,650	122,071,577
Investment Banking & Brokerage 4.12%		281,129,636

Morgan Stanley	4,447,550	281,129,636
Leisure Products 0.82%		55,840,947

Mattel, Inc. (L)	3,382,250	55,840,947
Life & Health Insurance 5.64%		384,752,749

MetLife, Inc. (L)	3,373,550	172,759,495

Torchmark Corp.	3,491,325	211,993,254
Multi-Utilities 3.53%		240,841,614

Sempra Energy	5,295,550	240,841,614
Packaged Foods & Meats 1.87%		127,716,246

Sara Lee Corp.	7,972,300	127,716,246
Pharmaceuticals 8.16%		556,682,515

Bristol-Myers Squibb Co. (L)	8,036,550	207,825,183

Johnson & Johnson	2,390,700	143,250,744

Pfizer, Inc.	8,760,400	205,606,588
Property & Casualty Insurance 9.53%		650,310,043

Allstate Corp. (The) (L)	4,935,475	270,118,547

Fidelity National Financial, Inc.	2,968,675	115,629,891

XL Capital Ltd. (Class A) (Cayman Islands)	4,315,850	264,561,605
Railroads 2.37%		161,880,544

Union Pacific Corp.	1,741,400	161,880,544

See notes to financial statements.

11

F I N A N C I A L    S TAT E M E N T S

Issuer		Shares	Value
Systems Software 7.86%			$536,762,255

CA, Inc.		10,522,875	216,245,081

Microsoft Corp.		9,442,575	220,011,998

Oracle Corp. (I)		6,936,175	100,505,176
Thrifts & Mortgage Finance 9.13%			623,189,227

Fannie Mae		5,755,225	276,826,322

Freddie Mac		4,124,175	235,119,217

Washington Mutual, Inc. (L)		2,440,625	111,243,688

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 5.34%			$364,627,788

(Cost $364,627,788)
Joint Repurchase Agreement 1.31%			89,258,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley —
Dated 6-30-06, due 7-3-06 (Secured
by U.S. Treasury Inflation Indexed Note
1.875%, due 7-15-15)	4.550%	$89,258	89,258,000

		Shares
Cash Equivalents 4.03%			275,369,788

AIM Cash Investment Trust (T)		275,369,788	275,369,788

Total investments 104.04%			$7,100,859,775

Other assets and liabilities, net (4.04%)			($275,569,956)

Total net assets 100.00%			$6,825,289,819

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

12

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $6,816,378,703)
including $269,970,380 of securities loaned	$7,100,859,775
Cash	948
Receivable for shares sold	31,240,754
Receivable for investments sold	18,451,423
Dividends and interest receivable	8,447,752
Receivable from affiliates	166,815
Other assets	38,301
Total assets	7,159,205,768

Liabilities

Payable for investments purchased	45,458,883
Payable for shares repurchased	7,368,943
Payable upon return of securities loaned	275,369,788
Payable to affiliates
Management fees	4,591,545
Distribution and service fees	196,791
Other	599,934
Other payables and accrued expenses	330,065
Total liabilities	333,915,949

Net assets

Capital paid-in	6,315,938,415
Accumulated net realized gain on investments	202,033,789
Net unrealized appreciation of investments	284,481,072
Accumulated net investment income	22,836,543
Net assets	$6,825,289,819

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($4,337,258,082 ÷ 173,314,043 shares)	$25.03
Class B ($310,900,315 ÷ 12,581,701 shares)	$24.71
Class C ($1,015,133,089 ÷ 41,078,594 shares)	$24.71
Class I ($1,142,335,814 ÷ 45,460,027 shares)	$25.13
Class R ($19,662,519 ÷ 786,891 shares)	$24.99

Maximum offering price per share

Class A1 ($25.03 ÷ 95%)	$26.35

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

13

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the period ended June 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $234,834)	$60,134,386
Interest	4,314,562
Securities lending	101,616

Total investment income	64,550,564

Expenses

Investment management fees	24,818,785
Class A distribution and service fees	4,744,168
Class B distribution and service fees	1,556,857
Class C distribution and service fees	4,739,816
Class R distribution and service fees	40,235
Class A, B and C transfer agent fees	4,263,934
Class I transfer agent fees	219,936
Class R transfer agent fees	18,470
Accounting and legal services fees	458,148
Custodian fees	431,223
Registration and filing fees	379,930
Printing	217,350
Miscellaneous	143,384
Trustees’ fees	141,396
Professional fees	45,993
Securities lending fees	3,994
Related party fees
Compliance fees	91,192

Total expenses	42,314,811
Less expense reductions	(511,478)

Net expenses	41,803,333

Net investment income	22,747,231

Realized and unrealized gain

Net realized gain on investments	171,412,845
Change in net unrealized appreciation
(depreciation) of investments	(155,638,851)

Net realized and unrealized gain	15,773,994

Increase in net assets from operations	$38,521,225

1 Semiannual period from 1-1-06 through 6-30-06.

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	12-31-05	6-30-06[1]

Increase (decrease) in net assets

From operations
Net investment income	$16,613,327	$22,747,231
Net realized gain	88,835,608	171,412,845
Change in net unrealized
appreciation (depreciation)	229,957,656	(155,638,851)

Increase in net assets resulting
from operations	335,406,591	38,521,225

Distributions to shareholders
From net investment income
Class A	(11,656,610)	—
Class I	(4,882,960)	—
Class R	(15,902)	—
From net realized gain
Class A	(34,963,457)	—
Class B	(3,545,932)	—
Class C	(9,880,555)	—
Class I	(7,275,068)	—
Class R	(140,057)	—
	(72,360,541)	—
From Fund share transactions	2,503,987,241	1,965,522,621

Net assets

Beginning of period	2,054,212,682	4,821,245,973

End of period [2]	$4,821,245,973	$6,825,289,819

1 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

2 Accumulated net investment income of $89,312 and $22,836,543, respectively.

See notes to financial statements.

15

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	4-30-02[1]	12-31-02[2,3]	12-31-03	12-31-04	12-31-05	6-30-06[4]

Per share operating performance

Net asset value,
beginning of period	$16.08	$18.16	$15.07	$20.27	$23.01	$24.64
Net investment income[5]	0.05	0.05	0.20	0.17	0.15	0.11
Net realized and unrealized
gain (loss) on investments	2.42	(2.68)	5.25	2.73	1.88	0.28
Total from
investment operations	2.47	(2.63)	5.45	2.90	2.03	0.39
Less distributions
From net investment income	(0.06)	(0.02)	(0.13)	(0.09)	(0.10)	—
From net realized gain	(0.33)	(0.44)	(0.12)	(0.07)	(0.30)	—
	(0.39)	(0.46)	(0.25)	(0.16)	(0.40)	—
Net asset value,
end of period	$18.16	$15.07	$20.27	$23.01	$24.64	$25.03
Total return[6,7] (%)	15.67	(14.00)[8]	36.25	14.28	8.81	1.58[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$22	$22	$145	$1,223	$3,017	$4,337
Ratio of expenses
to average net assets (%)	1.25	1.27[9]	1.16	1.30	1.32	1.31[9]
Ratio of gross expenses
to average net assets[10] (%)	2.01	2.57[9]	1.52	1.40	1.36	1.32[9]
Ratio of net investment income
to average net assets (%)	0.34	0.44[9]	1.13	0.81	0.65	0.87[9]
Portfolio turnover (%)	38	47	25	16	27	7

See notes to financial statements.

16

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-02[11]	12-31-03	12-31-04	12-31-05	6-30-06[4]

Per share operating performance

Net asset value,
beginning of period	$14.11	$15.05	$20.24	$22.89	$24.42
Net investment income (loss)[5]	—[12]	0.07	0.01	(0.03)	0.01
Net realized and unrealized
gain on investments	0.94	5.24	2.71	1.86	0.28
Total from
investment operations	0.94	5.31	2.72	1.83	0.29
Less distributions
From net investment income	—	—[12]	—	—	—
From net realized gain	—	(0.12)	(0.07)	(0.30)	—
Net asset value,
end of period	$15.05	$20.24	$22.89	$24.42	$24.71
Total return[6,7] (%)	6.66[8]	35.36	13.44	7.99	1.19[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$47	$200	$296	$311
Ratio of expenses
to average net assets (%)	2.10[9]	1.91	2.05	2.07	2.06[9]
Ratio of gross expenses
to average net assets[10] (%)	6.82[9]	2.27	2.15	2.11	2.07[9]
Ratio of net investment income (loss)
to average net assets (%)	(0.06)[9]	0.38	0.03	(0.11)	0.11[9]
Portfolio turnover (%)	47	25	16	27	7

See notes to financial statements.

17

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-02[11] 12-31-03		12-31-04	12-31-05	6-30-06[4]

Per share operating performance

Net asset value,
beginning of period	$14.11	$15.05	$20.24	$22.89	$24.42
Net investment income (loss)[5]	—[12]	0.07	0.01	(0.02)	0.01
Net realized and unrealized
gain on investments	0.94	5.24	2.71	1.85	0.28
Total from
investment operations	0.94	5.31	2.72	1.83	0.29
Less distributions
From net investment income	—	—[12]	—	—	—
From net realized gain	—	(0.12)	(0.07)	(0.30)	—
Net asset value,
end of period	$15.05	$20.24	$22.89	$24.42	$24.71
Total return[6,7] (%)	6.66[8]	35.36	13.44	7.99	1.19[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$82	$423	$832	$1,015
Ratio of expenses
to average net assets (%)	2.10[9]	1.91	2.05	2.07	2.06[9]
Ratio of gross expenses
to average net assets[10] (%)	6.82[9]	2.26	2.15	2.11	2.07[9]
Ratio of net investment income (loss)
to average net assets (%)	(0.10)[9]	0.39	0.04	(0.10)	0.11[9]
Portfolio turnover (%)	47	25	16	27	7

See notes to financial statements.

18

F I N A N C I A L    H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-02[11]	12-31-03	12-31-04	12-31-05	6-30-06[4]

Per share operating performance

Net asset value,
beginning of period	$14.11	$15.08	$20.30	$23.05	$24.69
Net investment income[5]	0.03	0.27	0.27	0.26	0.16
Net realized and unrealized
gain on investments	0.94	5.26	2.73	1.88	0.28
Total from
investment operations	0.97	5.53	3.00	2.14	0.44
Less distributions
From net investment income	—	(0.19)	(0.18)	(0.20)	—
From net realized gain	—	(0.12)	(0.07)	(0.30)	—
	—	(0.31)	(0.25)	(0.50)	—
Net asset value,
end of period	$15.08	$20.30	$23.05	$24.69	$25.13
Total return[6,7] (%)	6.87[8]	36.81	14.77	9.28	1.78[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$23	$206	$665	$1,142
Ratio of expenses
to average net assets (%)	0.77[9]	0.76	0.86	0.89	0.89[9]
Ratio of gross expenses
to average net assets[10] (%)	5.49[9]	1.12	1.01	0.98	0.95[9]
Ratio of net investment income
to average net assets (%)	1.62[9]	1.54	1.25	1.09	1.28[9]
Portfolio turnover (%)	47	25	16	27	7

See notes to financial statements.

19

F I N A N C I A L    H I G H L I G H T S

CLASS R SHARES

Period ended	12-31-03[11]	12-31-04	12-31-05	6-30-06[4]

Per share operating performance

Net asset value,
beginning of period	$17.20	$20.27	$23.02	$24.63
Net investment income[5]	0.05	0.07	0.08	0.07
Net realized and unrealized
gain on investments	3.24	2.75	1.86	0.29
Total from
investment operations	3.29	2.82	1.94	0.36
Less distributions
From net investment income	(0.10)	—	(0.03)	—
From net realized gain	(0.12)	(0.07)	(0.30)	—
	(0.22)	(0.07)	(0.33)	—
Net asset value,
end of period	$20.27	$23.02	$24.63	$24.99
Total return[6,7] (%)	19.21[8]	13.91	8.44	1.46[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[13]	$2	$12	$20
Ratio of expenses
to average net assets (%)	1.55[9]	1.72	1.65	1.62[9]
Ratio of gross expenses
to average net assets[10] (%)	1.91[9]	1.82	1.69	1.63[9]
Ratio of net investment income
to average net assets (%)	0.69[9]	0.35	0.34	0.56[9]
Portfolio turnover (%)	25	16	27	7

1Audited by previous auditors.

2Effective 11-8-02, shareholders of the former Pzena Focused Value Fund became owners of an equal number of full and fractional shares of Class A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund.

3Effective 12-31-02, the fiscal year changed from April 30 to December 31.

4Semiannual period from 1-1-06 through 6-30-06. Unaudited.

5Based on the average of the shares outstanding.

6Assumes dividend reinvestment and does not reflect the effect of sales charges.

7Total returns would have been lower had certain expenses not been reduced during the periods shown.

8Not annualized.

9Annualized.

10Does not take into consideration expense reductions during the periods shown.

11Class B, Class C and Class I shares began operations on 11-11-02. Class R shares began operations 8-5-03.

12Less that $0.01 per share.

13Less than $500,000.

See notes to financial statements.

20

NOTES TO STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Classic Value Fund (the “Fund”) is a non-diversified series of John Hancock Capital Series, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturing of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for

21

financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identi-fiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2006, the Fund loaned securities having a market value of $269,970,380 by cash in the amount of $275,369,788. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date

22

or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $28,789,884 and long-term capital gain $43,570,657. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $2,500,000,000 of the Fund’s average daily net asset value, (b) 0.825% of the next $2,500,000,000 of the Fund’s daily net asset value and (c) 0.80% in excess of $5,000,000,000 of the Fund’s daily net asset value. The Adviser has a subadvisory agreement with Pzena Investment Management LLC. The Fund is not responsible for payment of the subadvisory fees.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Adviser had agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 0.89% of the Fund’s average daily net asset value, on an annual basis, and total net operating expenses of Class A shares to 1.32% and Class B and Class C shares to 2.07% of the net asset value of each respective class, on an annual basis, at least until April 30, 2007. Accordingly, the expense reductions related to these total expense limitations amounted to $291,542 and there were no class-specific total expense reductions during the period ended June 30, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R pursuant to Rule 12b-1 under the

23

Investment Company Act of 1940, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of the average daily net asset value of Class A, Class B, Class C and Class R, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2006, JH Funds received net up-front sales charges of $4,336,755 with regard to sales of Class A shares. Of this amount, $622,705 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,672,343 was paid as sales commissions to unrelated broker-dealers and $41,707 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2006, CDSCs received by JH Funds amounted to $273,777 for Class B shares and $117,619 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fees to 0.18% of each respective class’s average daily net asset value until April 30, 2007. There were no expense reductions related to Class A, Class B and Class C transfer agent fees limitation during the period ended June 30, 2006. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. Signature Services has agreed to waive the Class I transfer agent fee at least until April 30, 2007. Accordingly, the transfer agent expense for Class I shares was reduced by $219,936 for the period ended June 30, 2006. Signature Services reserves the right to terminate these limitations in the future. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate 0.05% of Class R average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund’s asset based portion of the transfer agent fee if the total

24

transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions related to this voluntary asset based fee reduction during the period ended June 30, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser and its affil-iates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $458,148. The Fund also paid the Adviser the amount of $1,463 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 5,813 Class R shares of bene-ficial interest of the Fund on June 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affili-ates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

25

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 12-31-05		Period ended 6-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	81,801,423	$1,919,619,314	63,555,865	$1,618,062,133
Distributions reinvested	1,770,952	43,530,013	—	—
Repurchased	(14,252,607)	(334,723,022)	(12,695,465)	(323,117,046)
Net increase	69,319,768	$1,628,426,305	50,860,400	$1,294,945,087

Class B shares
Sold	5,346,590	$123,506,075	1,858,167	$46,923,515
Distributions reinvested	133,959	3,264,574	—	—
Repurchased	(2,079,040)	(48,232,510)	(1,413,719)	(35,553,028)
Net increase	3,401,509	$78,538,139	444,448	$11,370,487

Class C shares
Sold	18,662,362	$433,682,040	9,929,382	$250,657,422
Distributions reinvested	363,873	8,867,589	—	—
Repurchased	(3,461,035)	(80,231,483)	(2,914,397)	(73,436,929)
Net increase	15,565,200	$362,318,146	7,014,985	$177,220,493

Class I shares
Sold	19,913,097	$471,402,090	20,645,327	$527,894,626
Distributions reinvested	378,711	9,327,645	—	—
Repurchased	(2,307,879)	(55,044,383)	(2,105,239)	(53,671,187)
Net increase	17,983,929	$425,685,352	18,540,088	$474,223,439

Class R shares
Sold	495,791	$11,590,120	418,092	$10,650,188
Distributions reinvested	6,107	150,100	—	—
Repurchased	(115,301)	(2,720,921)	(113,229)	(2,887,073)
Net increase	386,597	$9,019,299	304,863	$7,763,115

Net increase	106,657,003	$2,503,987,241	77,164,784	$1,965,522,621

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006, aggregated $2,771,355,412 and $433,452,755, respectively.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was $6,816,378,703. Gross unrealized appreciation and depreciation of investments aggregated $506,835,881 and $222,354,809, respectively, resulting in net unrealized appreciation of $284,481,072.

26

Board Consideration
of and Continuation
of Investment
Advisory Agreement
and Sub-Advisory
Agreement: John
Hancock Classic
Value Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Pzena Investment Management, LLC (the “Sub-Adviser”) for the John Hancock Classic Value Fund (the “Fund”). The investment advisory agreement with the Advisor and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality
of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.

27

The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board favorably noted that the Fund’s performance during the 1-, 3- and 5-year periods was appreciably higher than the performance of the Peer Group and Category medians, and its benchmark index, the Russell 1000 Value Index.

Investment advisory fee
and sub-advisory fee rates
and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the medians of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and

28

other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Sub-Adviser, which is not affiliated with the Adviser. The Board considered that the Sub-Advisory Rate paid to the Sub-Adviser had been negotiated by the Adviser on an arm’s length basis and that the Sub-Adviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to additional breakpoints to the Advisory Agreement Rate.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to
the adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

29

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

30

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31

OUR WEB SITE

A wealth of information — www.jhfunds.com

View the latest information for your account.

Transfer money from one account to another.

Get current quotes for major market indexes.

Use our online calculators to help you with your
financial goals.

Get up-to-date commentary from John Hancock
Funds investment experts.

Access forms, applications and tax information.

32

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
Ronald R. Dion, Chairman	Vice President and	John Hancock Funds, LLC
James R. Boyle†	Chief Compliance Officer	601 Congress Street
James F. Carlin		Boston, MA 02210-2805
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Executive Vice President and	Custodian
Charles L. Ladner*	Chief Financial Officer	The Bank of New York
Dr. John A. Moore*		One Wall Street
Patti McGill Peterson*	Investment adviser	New York, NY 10286
Steven R. Pruchansky	John Hancock Advisers, LLC
*Members of the Audit Committee	601 Congress Street	Transfer agent
†Non-Independent Trustee	Boston, MA 02210-2805	John Hancock Signature
Services, Inc.
Officers	Subadviser	1 John Hancock Way,
Keith F. Hartstein	Pzena Investment	Suite 1000
President and	Management, LLC	Boston, MA 02217-1000
Chief Executive Officer	120 West 45th Street,
	20th Floor	Legal counsel
William H. King	New York, NY 10036	Wilmer Cutler Pickering
Vice President and Treasurer		Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

33

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380SA 6/06 8/06

JOHN HANCOCK

Large Cap Select Fund

6.30.2006 **Semiannual Report**

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

For more information
page 33

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE
The Fund seeks
long-term growth of
capital by normally
investing at least
80% of its assets in
equity securities of
large-capitalization
companies with
market capitaliza-
tions in excess
of $5 billion.

Over the last six months

* Although large-cap stocks struggled throughout much of the six-month period, worries over inflation and interest rates helped buoy the group in the final months.

* Additions made to the Fund during the period were among its better performers.

* Generally detracting from performance were stocks that disappointed investors with worse-than-expected financial results.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
4.9%	Wal-Mart Stores, Inc.
4.8%	Johnson & Johnson
4.7%	Berkshire Hathaway, Inc. (Class A)
4.4%	PepsiCo, Inc.
4.3%	General Electric Co.
4.0%	Procter & Gamble Co. (The)
4.0%	Exxon Mobil Corp.
3.9%	Home Depot, Inc. (The)
3.9%	American International Group, Inc.
3.8%	Abbott Laboratories
As a percentage of net assets on June 30, 2006.

MANAGERS’
REPORT

BY JOHN J. MCCABE AND MARK T. TRAUTMAN, PORTFOLIO MANAGERS,
SHAY ASSETS MANAGEMENT, INC.

JOHN HANCOCK
Large Cap Select Fund

“...stock markets worldwide
went from benefiting from
investors’ optimism about the
future, to suffering under the
weight of worries over inflation
and interest rates...”

During the six-month period that ended June 30, 2006, stock markets worldwide went from benefiting from investors’ optimism about the future, to suffering under the weight of worries over inflation and interest rates before ending the period on a note of renewed optimism. During the first three months of 2006, stocks managed to move higher amid hopes that the Fed would pause in its campaign to boost rates and keep inflation anchored. In that period, small- and mid-cap stocks generally outpaced large-company issues, although larger-cap stocks began to perk up a bit in March amid strong demand from investors looking for more predictable earnings streams at reasonable valuations. The second calendar quarter of 2006 brought with it a sea change in sentiment and market leadership. Investors’ anxiety about rising inflation and interest rates dragged stocks lower. The weakness was concentrated in small- and mid-cap stocks, often perceived as riskier investments when the economy is slowing. Instead, investors began to shift their focus to conservative large-cap stocks — the types we emphasize — as they sought higher-quality assets with less chance of volatility. In the final week of the period there was another twist, when fresh hints that the Fed might be finished raising interest rates stoked one of the strongest rallies on Wall Street in years.

Performance

For the six months ended June 30, 2006, John Hancock Large Cap Select Fund’s Class A, Class B, Class C, Class I and Class R shares posted returns of 0.97%, 0.63%, 0.63%, 1.19% and 0.57%, respectively, at net asset value. That compared with the 2.39% gain of Morningstar, Inc.’s average large blend fund1, and the 2.71% return of the Standard & Poor’s 500 Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

“Some of our other biggest
winners were stocks we
purchased during the period.”

Leaders and laggards

Three of the biggest contributors to our performance during the six-month period were Cisco Systems, Inc., Exxon Mobil Corp. and Abbott Laboratories. Shares of Cisco, the biggest manufacturer of Internet gear, rallied on the back of strong earnings gains. Investors also were excited about the company’s move into new growth areas, such as the Internet phone, home networking and security markets. Riding a wave of high oil prices, ExxonMobil reported robust earning gains, and its profits continued to rank among the biggest of any company in history. Health care conglomerate Abbott Laboratories was buoyed by both its higher quarterly profit reports and investors’ renewed enthusiasm for large, cheaply valued pharmaceutical stocks. Some of our other biggest winners were stocks we purchased during the period. One example was 3M Co., the maker of Post-it notes, Scotch tape and a host of other consumer and industrial products. Its stock moved higher in response to earnings gains on strong growth across its varied businesses.

Among our longer-held investments, we saw good performance from State Street Corp., a leading provider of financial services to institutional clients; Illinois Tool Works, Inc., a diversified manufacturer of engineered products for the auto, construction and other industries; and Anheuser-Busch Cos., Inc., one of America’s favorite brewers. State Street rose amid strong financial results thanks to higher servicing and investment management fees. Given State Street’s high stock valuation after its strong multi-year run, we sold our stake in the company to look for more attractive valuations elsewhere. Illinois Tool Works rose in response to better-than-anticipated revenue gains. Higher sales and less price discount resulted in solid earnings gains for Anheuser-Busch. Investors also liked the company’s apparent plans to expand into wine and spirits and its forays into international markets.

Another recent addition that posted strong gains was FedEx Corp., the world’s largest express shipping company. We had purchased FedEx shares when concerns about high fuel costs had weighed

Sector
distribution[2]

Consumer
staples	26%

Financials	17%

Health care	14%

Industrials	14%

Information
technology	12%

Consumer
discretionary	10%

Energy	4%

down its stock price. Since then, the stock has gained considerable ground as the company posted a surge in profits, buoyed by strong demand for international and U.S. shipments. Additionally, FedEx was helped by its ability to levy fuel surcharges to help offset higher energy prices without suffering a substantial backlash from customers.

On the flip side, our investments in Dell, Inc., American International Group, Inc. (AIG), Home Depot and Microsoft Corp. proved disappointing and were the biggest detractors from the Fund’s performance. Dell’s profit margins came under pressure due to intensified competition from rejuvenated rival Hewlett-Packard. AIG declined primarily due to weak sales in its foreign life business, and worries about the industry’s exposure to the upcoming hurricane season. Microsoft was hurt by several factors, including its decision to delay the introduction of its new operating system, Vista; its decision to invest heavily to address threats from companies such as Google; and its reluctance to buy back a large quantity of its own shares despite pressure from institutional investors to do so. Medtronic, a new addition to the Fund during the period, also disappointed despite the fact that the company’s financial perform ance was in line with analysts’ expectations. Its stock price declined mainly due to what we believe are overblown fears that cutbacks in Medicare reimbursement for implantable cardiovascular defibrillators would hurt the company’s prospects going forward.

“We are optimistic that large-cap
stocks might finally begin to
assume market leadership.”

Outlook

We are optimistic that large-cap stocks may finally begin to assume market leadership. First and foremost, they remain attractively valued. At the end of the period, many of the types of companies we favor were trading at price-to-earnings multiples that were near 10-year lows. Furthermore, we believe that higher interest rates, high energy costs and a slowing housing market will eventu- ally take their toll on consumer spending and, ultimately, the economy at large. Slowing economic conditions could benefit the types of companies we emphasize — attractively valued, high-quality large companies with steady long-term earnings growth.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2006.

A LOOK AT
PERFORMANCE
For the period ended
June 30, 2006

	Class A1	Class B	Class C	Class I2	Class R2
Inception date	12-31-64	8-25-03	8-25-03	8-25-03	11-3-03
Average annual returns with maximum sales charge (POP)

One year	–2.08%	–2.67%	1.33%	3.51%	2.13%

Five years	0.32	—	—	—	—

Ten years	6.87	—	—	—	—

Since inception	—	2.90	3.89	5.08	2.62

Cumulative total returns with maximum sales charge (POP)

Six months	–4.10	–4.37	–0.37	1.19	0.57

One year	–2.08	–2.67	1.33	3.51	2.13

Five years	1.63	—	—	—	—

Ten years	94.25	—	—	—	—

Since inception	—	8.50	11.50	15.15	7.12

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1Effective August 22, 2003, shareholders of the former M.S.B. Fund, Inc. became owners of that number of full and fractional shares of Class A shares of the John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.

2For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

	Class B	Class C1	Class I2	Class R2
Period beginning	8-25-03	8-25-03	8-25-03	11-3-03

Without sales charge	$11,150	$11,150	$11,515	$10,712

With maximum sales charge	10,850	11,150	11,515	10,712

Index	13,455	13,455	13,455	12,585

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of June 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,009.70	$6.63
Class B	1,006.30	10.40
Class C	1,006.30	10.40
Class I	1,011.90	4.75
Class R	1,005.70	11.01

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,018.19	$6.66
Class B	1,014.43	10.44
Class C	1,014.43	10.44
Class I	1,020.07	4.77
Class R	1,013.82	11.05

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.33%, 2.09%, 2.09%, 0.95% and 2.21% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L   S TAT E M E N T S

FUND’S
INVESTMENTS
Securities owned
by the Fund on
June 30, 2006
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.42%		$67,145,845
(Cost $54,552,351)
Advertising 3.23%		2,227,250

Omnicom Group, Inc.	25,000	2,227,250
Air Freight & Logistics 3.05%		2,103,480

FedEx Corp.	18,000	2,103,480
Brewers 3.64%		2,507,450

Anheuser-Busch Cos., Inc.	55,000	2,507,450
Communications Equipment 2.83%		1,953,000

Cisco Systems, Inc. (I)	100,000	1,953,000
Computer Hardware 2.83%		1,952,800

Dell, Inc. (I)	80,000	1,952,800
Consumer Finance 2.70%		1,862,700

American Express Co.	35,000	1,862,700
Data Processing & Outsourced Services 3.29%		2,267,500

Automatic Data Processing, Inc.	50,000	2,267,500
Diversified Financial Services 3.15%		2,170,800

Citigroup, Inc.	45,000	2,170,800
Food Distributors 3.10%		2,139,200

Sysco Corp.	70,000	2,139,200
Health Care Equipment 3.40%		2,346,000

Medtronic, Inc.	50,000	2,346,000
Home Improvement Retail 3.90%		2,684,250

Home Depot, Inc. (The)	75,000	2,684,250
Household Products 4.03%		2,780,000

Procter & Gamble Co. (The)	50,000	2,780,000

See notes to
financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer		Shares	Value
Hypermarkets & Super Centers 4.89%			$3,371,900

Wal-Mart Stores, Inc.		70,000	3,371,900
Industrial Conglomerates 7.82%			5,389,500

3M Co.		30,000	2,423,100

General Electric Co.		90,000	2,966,400
Industrial Machinery 2.76%			1,900,000

Illinois Tool Works, Inc.		40,000	1,900,000
Insurance Brokers 4.65%			3,208,065

Berkshire Hathaway, Inc. (Class A) (I)		35	3,208,065
Integrated Oil & Gas 4.01%			2,760,750

Exxon Mobil Corp.		45,000	2,760,750
Investment Banking & Brokerage	3.03%		2,086,800

Merrill Lynch & Co., Inc.		30,000	2,086,800
Motorcycle Manufacturers 2.79%			1,921,150

Harley-Davidson, Inc.		35,000	1,921,150
Multi-Line Insurance 3.86%			2,657,250

American International Group, Inc.		45,000	2,657,250
Packaged Foods & Meats 2.47%			1,700,550

Wrigley (Wm.) Jr. Co.		30,000	1,360,800

Wrigley (Wm.) Jr. Co. (Class B)		7,500	339,750
Pharmaceuticals 11.13%			7,672,450

Abbot Laboratories		60,000	2,616,600

Johnson & Johnson		55,000	3,295,600

Pfizer, Inc.		75,000	1,760,250
Soft Drinks 7.48%			5,153,000

Coca-Cola Co. (The)		50,000	2,151,000

PepsiCo, Inc.		50,000	3,002,000
Systems Software 3.38%			2,330,000

Microsoft Corp.		100,000	2,330,000

See notes to
financial statements.

F I N A N C I A L  S TAT E M E N T S

		Interest	Par value
Issuer, description, maturity date		rate (%)	(000)	Value

Short-term investments 2.57%				$1,771,000
(Cost $1,771,000)
Joint Repurchase Agreement 2.57%				1,771,000

Investment in a joint repurchase agreement transaction
with Morgan Stanley — Dated 6-30-06, due 7-3-06
(Secured by U.S. Treasury Inflation Indexed Note 1.875%,
due 7-15-15)		4.550%	$1,771	1,771,000

Total investments 99.99%				$68,916,845

Other assets and liabilities, net	0.01%			$10,023

Total net assets 100.00%				$68,926,868

(I) Non-income-producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

F I N A N C I A L  S TAT E M E N T S

ASSETS AND
LIABILITIES
June 30, 2006
(unaudited)
This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets

Investments, at value (cost $56,323,351)	$68,916,845
Cash	43
Receivable for shares sold	54,581
Dividends and interest receivable	61,943
Receivable from affiliates	8,278
Other assets	1,595
Total assets	69,043,285

Liabilities

Payable for shares repurchased	67,173
Payable to affiliates
Management fees	42,649
Distribution and service fees	1,887
Other	3,096
Other payables and accrued expenses	1,612
Total liabilities	116,417

Net assets

Capital paid-in	53,640,119
Accumulated net realized gain on investments	2,554,497
Net unrealized appreciation of investments	12,593,494
Accumulated net investment income	138,758
Net assets	$68,926,868

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($57,096,554 ÷ 3,212,759 shares)	$17.77
Class B ($3,868,037 ÷ 221,082 shares)	$17.50
Class C ($4,808,719 ÷ 274,855 shares)	$17.50
Class I ($2,913,793 ÷ 163,442 shares)	$17.83
Class R ($239,765 ÷ 13,590 shares)	$17.64

Maximum offering price per share

Class A1 ($17.77 ÷ 95%)	$18.71

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

F I N A N C I A L  S TAT E M E N T S

OPERATIONS
For the period ended
June 30, 2006
(unaudited)1
This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also
shows net gains
(losses) for the
period stated.

Investment income

Dividends	$595,136
Interest	48,562
Securities lending	1,460
Total investment income	645,158

Expenses

Investment management fees	267,865
Class A distribution and service fees	72,583
Class B distribution and service fees	21,831
Class C distribution and service fees	28,846
Class R distribution and service fees	575
Class A, B and C transfer agent fees	62,351
Class I transfer agent fees	750
Class R transfer agent fees	945
Registration and filing fees	41,842
Printing	14,801
Professional fees	12,225
Miscellaneous	12,035
Custodian fees	10,479
Accounting and legal services fees	6,881
Trustees’ fees	1,704
Securities lending fees	55
Related party fees
Compliance fees	984
Total expenses	556,752
Less expense reductions	(47,433)
Net expenses	509,319
Net investment income	135,839

Realized and unrealized gain (loss)

Net realized gain on investments	2,349,386
Change in net unrealized appreciation
(depreciation) of investments	(1,745,720)
Net realized and unrealized gain	603,666
Increase in net assets from operations	$739,505

[1] Semiannual period from 1-1-06 through 6-30-06.

See notes to
financial statements.

F I N A N C I A L  S TAT E M E N T S

CHANGES IN
NET ASSETS
These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	12-31-05	6-30-06[1]

Increase (decrease) in net assets

From operations
Net investment income	$118,387	$135,839
Net realized gain	1,653,939	2,349,386
Change in net unrealized
appreciation (depreciation)	(3,778,602)	(1,745,720)
Increase (decrease) in net assets
resulting from operations	(2,006,276)	739,505
Distributions to shareholders
From net investment income
Class A	(117,627)	—
Class I	(20,408)	—
Class R	—	—
From capital gain
Class A	(1,204,161)	—
Class B	(99,590)	—
Class C	(134,488)	—
Class I	(67,750)	—
Class R	(4,562)	—
	(1,648,586)	—
From Fund share transactions	(3,012,469)	(5,072,874)

Net assets

Beginning of period	79,927,568	73,260,237
End of period[2]	$73,260,237	$68,926,868

[1] Semiannual period from 1-1-06 through 6-30-06. Unaudited.
[2] Includes accumulated net investment income of $2,919 and $138,758, respectively.

See notes to
financial statements.

F I N A N C I A L  H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-01[1]	12-31-02[1]	12-31-03[2]	12-31-04	12-31-05	6-30-06[3]

Per share operating performance

Net asset value,
beginning of period	$20.74	$18.78	$15.27	$17.80	$18.44	$17.60
Net investment income (loss)[4]	(0.03)	—[5]	(0.01)	0.08	0.05	0.04
Net realized and unrealized
gain (loss) on investments	(0.74)	(2.83)	2.63	0.84	(0.48)	0.13
Total from
investment operations	(0.77)	(2.83)	2.62	0.92	(0.43)	0.17
Less distributions
From net investment income	—	—	—	(0.07)	(0.04)	—
From net realized gain	(1.19)	(0.68)	(0.09)	(0.21)	(0.37)	—
	(1.19)	(0.68)	(0.09)	(0.28)	(0.41)	—
Net asset value, end of period	$18.78	$15.27	$17.80	$18.44	$17.60	$17.77
Total return[6,7] (%)	(3.73)	(15.08)	17.15	5.17	(2.38)	0.97[8]

Ratios and supplemental data
Net assets, end of period
(in millions)	$59	$50	$55	$65	$58	$57
Ratio of expenses
to average net assets (%)	1.44	1.38	1.51	1.34	1.36	1.33[9]
Ratio of gross expenses
to average net assets[10] (%)	1.52	1.48	1.89	1.44	1.47	1.46[9]
Ratio of net investment income (loss)
to average net assets (%)	(0.14)	(0.01)	(0.03)	0.45	0.26	0.48[9]
Portfolio turnover (%)	13	18	22	13	23	9

See notes to
financial statements.

F I N A N C I A L  H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-03[11]	12-31-04	12-31-05	6-30-06[3]

Per share operating performance

Net asset value,
beginning of period	$16.29	$17.76	$18.33	$17.39
Net investment loss	(0.03)	(0.03)	(0.09)	(0.03)
Net realized and unrealized
gain (loss) on investments[4]	1.59	0.81	(0.48)	0.14
Total from
investment operations	1.56	0.78	(0.57)	0.11
Less distributions
From net realized gain	(0.09)	(0.21)	(0.37)	—
Net asset value, end of period	$17.76	$18.33	$17.39	$17.50
Total return[6,7] (%)	9.57[8]	4.40	(3.14)	0.63[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$6	$5	$4
Ratio of expenses
to average net assets (%)	2.13[9]	2.09	2.11	2.09[9]
Ratio of gross expenses
to average net assets[10] (%)	3.02[9]	2.19	2.22	2.22[9]
Ratio of net investment loss
to average net assets (%)	(0.49)[9]	(0.18)	(0.50)	(0.29)[9]
Portfolio turnover (%)	22	13	23	9

See notes to
financial statements.

F I N A N C I A L  H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-03[11]	12-31-04	12-31-05	6-30-06[3]

Per share operating performance

Net asset value,
beginning of period	$16.29	$17.76	$18.33	$17.39
Net investment loss[4]	(0.03)	—[5]	(0.09)	(0.03)
Net realized and unrealized
gain (loss) on investments	1.59	0.78	(0.48)	0.14
Total from
investment operations	1.56	0.78	(0.57)	0.11
Less distributions
From net realized gain	(0.09)	(0.21)	(0.37)	—
Net asset value, end of period	$17.76	$18.33	$17.39	$17.50
Total return[6,7] (%)	9.57[8]	4.40	(3.14)	0.63[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$6	$7	$5
Ratio of expenses
to average net assets (%)	2.13[9]	2.09	2.11	2.09[9]
Ratio of gross expenses
to average net assets[10] (%)	3.02[9]	2.19	2.22	2.22[9]
Ratio of net investment loss
to average net assets (%)	(0.45)[9]	(0.01)	(0.49)	(0.29)[9]
Portfolio turnover (%)	22	13	23	9

See notes to
financial statements.

F I N A N C I A L  H I G H L I G H T S

CLASS I SHARES

Period ended	12-31-03[11]	12-31-04	12-31-05	6-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$16.29	$17.83	$18.46	$17.62
Net investment income[4]	0.04	0.15	0.12	0.08
Net realized and unrealized
gain (loss) on investments	1.59	0.84	(0.48)	0.13
Total from
investment operations	1.63	0.99	(0.36)	0.21
Less distributions
From net investment income	—	(0.15)	(0.11)	—
From net realized gain	(0.09)	(0.21)	(0.37)	—
	(0.09)	(0.36)	(0.48)	—
Net asset value, end of period	$17.83	$18.46	$17.62	$17.83
Total return[6,7] (%)	10.00[8]	5.54	(1.98)	1.19[8]

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$3	$3	$3
Ratio of expenses
to average net assets (%)	0.95[9]	0.95	0.95	0.95[9]
Ratio of gross expenses
to average net assets[10] (%)	1.84[9]	1.05	1.06	1.08[9]
Ratio of net investment income
to average net assets (%)	0.61[9]	0.83	0.67	0.84[9]
Portfolio turnover (%)	22	13	23	9

See notes to
financial statements.

F I N A N C I A L  H I G H L I G H T S

CLASS R SHARES

Period ended	12-31-03[11]	12-31-04	12-31-05	6-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$17.10	$17.79	$18.45	$17.54
Net investment income (loss)[4]	(0.02)	0.07	(0.06)	(0.04)
Net realized and unrealized
gain (loss) on investments	0.80	0.81	(0.48)	0.14
Total from
investment operations	0.78	0.88	(0.54)	0.10
Less distributions
From net investment income	—	(0.01)	—	—
From net realized gain	(0.09)	(0.21)	(0.37)	—
	(0.09)	(0.22)	(0.37)	—
Net asset value, end of period	$17.79	$18.45	$17.54	$17.64
Total return[6,7] (%)	4.56[8]	4.98	(2.96)	0.57[8]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[12]	—[12]	—[12]	—[12]
Ratio of expenses
to average net assets (%)	1.88[9]	1.44	1.98	2.21[9]
Ratio of gross expenses
to average net assets[10] (%)	2.77[9]	1.54	2.09	2.34[9]
Ratio of net investment income (loss)
to average net assets (%)	(0.27)[9]	0.40	(0.36)	(0.40)[9]
Portfolio turnover (%)	22	13	23	9

1 Audited by previous auditor.

2 Effective 8-25-03, shareholders of the former M.S.B. Fund, Inc. became owners of an equal number of full and fractional Class A shares of the John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.

3 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

4 Based on the average of the shares outstanding.

5 Less than $0.01 per share.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Annualized.

10 Does not take into consideration expense reductions during the periods shown.

11 Class B, Class C and Class I shares began operations on 8-25-03. Class R shares began operations on 11-03-03.

12 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS
Unaudited

Note A

Accounting policies

John Hancock Large Cap Select Fund (the “Fund”) is a diversified series of John Hancock Capital Series, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with  procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings
The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2006.

Securities lending
The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on June 30, 2006. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes
The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Dividends, interest and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $138,035 and long-term capital gain $1,510,551.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,700,000,000 of the Fund’s average daily net asset value and (b) 0.70% in excess of $2,700,000,000 of the Fund’s daily net asset value. The Adviser has a sub-advisory agreement with Shay Assets Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding the distribution and service fees and transfer agent fees, to 0.90% of the Fund’s average daily net asset value, on an annual basis, and total expenses on Class A shares to 1.38% of Class A average daily net asset value, on an annual basis, at least until April 30, 2007. Accordingly, the expense reductions, related to limitation of Fund’s total expenses, amounted to $47,433 for the period ended June 30, 2006. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of the average daily net asset value of Class A, Class B, Class C and Class R, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2006, JH Funds received net up-front sales charges of $10,679 with regard to sales of Class A shares. Of this amount, $1,577 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,206 was paid as sales commissions to unrelated broker-dealers and $1,896 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2006, CDSCs received by JH Funds amounted to $5,268 for Class B shares and $284 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. For Class R shares the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class R average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services has agreed to limit the transfer agent fees on Class A, Class B and Class C shares to 0.23% of each class’ average daily net asset value until April 30, 2007. In addition, Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended June 30, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser and its affil-iates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $6,881. The Fund also paid the Adviser the amount of $1,463 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 5,848 Class R shares of beneficial interest of the Fund on June 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the

John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 12-31-05		Period ended 6-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	344,335	$6,173,973	247,770	$4,453,534
Distributions reinvested	64,225	1,144,496	0	0
Repurchased	(602,911)	(10,817,592)	(354,497)	(6,371,747)
Net decrease	(194,351)	($3,499,123)	(106,727)	($1,918,213)

Class B shares

Sold	83,379	$1,491,434	14,366	$254,995
Distributions reinvested	5,165	90,083	0	0
Repurchased	(142,332)	(2,528,629)	(69,227)	(1,222,199)
Net decrease	(53,788)	($947,112)	(54,861)	($967,204)

Class C shares

Sold	122,940	$2,184,816	14,481	$256,414
Distributions reinvested	6,971	123,645	0	0
Repurchased	(64,095)	(1,138,663)	(113,792)	(2,009,332)
Net increase (decrease)	65,816	$1,169,798	(99,311)	($1,752,918)

Class I shares

Sold	13,801	$248,055	174,984	$3,156,570
Distributions reinvested	4,941	88,157	0	0
Repurchased	(7,893)	(141,108)	(200,007)	(3,602,772)
Net increase (decrease)	10,849	$195,104	(25,023)	($446,202)

Class R shares

Sold	4,565	$81,423	1,713	$30,596
Distributions reinvested	135	2,403	0	0
Repurchased	(831)	(14,962)	(1,053)	(18,933)
Net increase	3,869	$68,864	660	$11,663

Net decrease	(167,605)	($3,012,469)	(285,262)	($5,072,874)

[1] Semiannual period from 1-1-06 through 6-30-06. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006, aggregated $6,606,838 and $11,915,930, respectively.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes was $56,323,351. Gross unrealized appreciation and depreciation of investments aggregated $15,094,823 and $2,501,329, respectively, resulting in net unrealized appreciation of $12,593,494.

Board Consideration of and Continuation of Investment Advisory Agreement and Sub-Advisory Agreement: John Hancock Large Cap Select Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Capital Series (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Shay Assets Management, Inc. (the “Sub-Adviser”) for the John Hancock Large Cap Select Fund (the “Fund”). The investment advisory agreement with the Advisor and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services
The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals,

including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance
The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 5- and 10-year periods was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Board noted that, for the 1- and 3-year periods under review, the Fund’s performance was appreciably lower than the performance of the Peer Group and Category medians, and benchmark index. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and sub-advisory fee rates and expenses
The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and not appreciably higher than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the median of the Peer Group and not appreciably higher than median of the Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability
The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Sub-Adviser, which is not affiliated with the Adviser. The Board considered that the Sub-Advisory Rate paid to the Sub-Adviser had been negotiated by the Adviser on an arm’s length basis and that the Sub-Adviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale
The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients
The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the adviser
The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review
As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

OUR FAMILY
OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY
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For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805
†Non-Independent Trustee		Legal counsel
	Subadviser	Wilmer Cutler Pickering
Officers	Shay Assets Management, Inc.	Hale and Dorr LLP
Keith F. Hartstein	230 West Monroe Street	60 State Street
President and	Chicago, IL 60606	Boston, MA 02109-1803
Chief Executive Officer
William H. King	Principal distributor
Vice President and Treasurer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Large Cap Select Fund.

490SA 6/06
8/06

JOHN HANCOCK

Allocation Growth + Value Portfolio

6.30.2006 **Semiannual Report**

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Financial statements
page 10

For more information
page 25

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Portfolio seeks
long-term growth of
capital by investing
all of its assets in
two other funds
advised by John
Hancock Advisers,
LLC. Approximately
one half of the
Portfolio’s assets
will be invested
in each of: John
Hancock U.S. Global
Leaders Growth
Fund, which seeks
long-term growth of
capital; and John
Hancock Classic
Value Fund, which
seeks long-term
growth of capital.

Over the last six months

* Stocks advanced thanks to a robust economy, but inflation concerns limited the market’s gains.

* The Portfolio underperformed the S&P 500 Index as both underlying funds lagged.

* Information technology and health care stocks detracted from per-
formance in both underlying funds, while consumer and industrial stocks enhanced results.

Total returns for the Portfolio are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top holdings – underlying funds

John Hancock
U.S. Global		John Hancock
Leaders Growth Fund		Classic Value Fund

6.0%	Amgen, Inc.	4.1%	Morgan Stanley
5.5%	Staples, Inc.	4.1%	Fannie Mae
5.1%	Automatic Data	4.0%	Allstate Corp. (The)
	Processing, Inc.	3.9%	XL Capital Ltd. (Class A)
5.0%	Genzyme Corp.	3.7%	Citigroup, Inc.
4.3%	Costco Wholesale Corp.

As a percentage of each fund’s net assets on June 30, 2006.

1

MANAGERS’ REPORT

JOHN HANCOCK Allocation Growth + Value Portfolio

U.S. stocks rallied in the first half of 2006. A healthy economy and strong profit growth provided support for the market, but gains were muted by a sell-off late in the six-month period caused by higher inflation and rising interest rates. For the six months ended June 30, 2006, John Hancock Allocation Growth + Value Portfolio’s Class A, Class B, Class C and Class R shares posted total returns of –2.34%, –2.63%, –2.63% and –2.34%, respectively, at net asset value. Each of the Portfolio’s underlying components — a 50/50 split between John Hancock U.S. Global Leaders Growth Fund and John Hancock Classic Value Fund — lagged the 2.71% return of the S&P 500 Index.

JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND
By Sustainable Growth Advisers, LP

The first half of 2006 was a challenging period for John Hancock U.S. Global Leaders Growth Fund, which posted a negative return and trailed the S&P 500 by a wide margin. The high-quality, large-cap growth stocks in which the Fund invests remained out of favor — small-cap stocks outpaced large-company issues, value stocks continued to outperform growth and lower-quality stocks posted better returns than high-quality names.

“U.S. stocks rallied in the first half of 2006.”

Sector allocation was also a drag on performance as investors continued to favor deep cyclical sectors — particularly energy and utilities — that we avoid because they do not meet our investment criteria. In contrast, growth-oriented sectors that are well represented in the portfolio, such as health care and information technology, were the only sectors of the market to decline.

Health care stocks detracted the most from performance in the first half of 2006. Generic drug maker Teva Pharmaceutical Industries, Ltd. fell sharply as investors grew concerned that big pharmaceutical

2

firms would undercut the price of generics to maintain market share in their most profitable drugs. Biotechnology firm Amgen, Inc. also declined amid concerns about the potential entry into the market of a competing product to one of its major drug franchises.

The Fund’s biggest individual performance detractor was online auction company eBay, Inc., which slid due to expectations of a slowdown in electronic commerce and a competitive threat from Google. As with Teva and Amgen, we believe the market overreacted, and we have taken advantage of the declines to increase our positions in these names.

The best performers in the Fund were consumer-oriented stocks, led by coffee retailer Starbucks Corp. and office supply chain Staples, Inc. Starbucks posted remarkable same-store sales growth despite some very difficult comparisons, in part because of expanding menu alternatives. Staples continued to execute its business strategy better than its competitors and was finally rewarded by the market. Although we reduced our position in Starbucks because of its high valuation, we continue to think that Staples is undervalued.

We took advantage of attractive opportunities among high-quality, large-cap growth stocks by adding four companies to the portfolio — beverage and snack maker PepsiCo, orthopedics company Stryker, wireless technology firm QUALCOMM and enterprise software maker SAP. We sold all of our shares in gum and candy purveyor Wm.Wrigley, Jr., a longtime holding that had been in the Fund since its inception more than a decade ago.

Although the Fund’s recent performance has been frustrating, we believe the long-term outlook is promising. We are currently facing an unprecedented opportunity in many high-quality, sustainable-growth companies. It is our view that the Fund — with consistent double-digit earnings growth and a lower valuation than the broader market — looks more attractive right now than at any other time in its history.

“The first half of 2006 was a challenging period for John Hancock U.S. Global Leaders Growth Fund...”

3

Sector
distribution[1]

Financials	23%

Health care	19%

Information
technology	19%

Consumer
staples	16%

Consumer
discretionary	13%

Industrials	6%

Utilities	2%

Energy	1%

JOHN HANCOCK CLASSIC VALUE FUND
By Pzena Investment Management, LLC

The John Hancock Classic Value Fund’s modest gain in the first half of 2006 lagged the 6.56% return of its benchmark, the Russell 1000 Value Index. Our concentrated value investment strategy has a history of long-term success, but short-term lags in performance do occur from time to time, and this was one of those instances.

Sector weightings contributed to the Fund’s underperformance. We were significantly underweight in energy and materials stocks, sectors we consider expensive, but which continued to outperform during the period. In addition, our substantial overweights in information technology and health care stocks — where we have been finding many investment opportunities — detracted from performance as these sectors posted the weakest returns in the market.

Among individual holdings, the biggest decliner was CA Inc., formerly known as Computer Associates International, Inc. The software company uncovered accounting errors related to sales commissions and stock-options grants. We believe these are short-term issues that do not affect the fundamental strength of the business, and we have been adding to our position.

We also increased our holdings of two other beaten-down technology stocks. Software giant Microsoft Corp. declined during the period after announcing a $2 billion increase in spending on growth initiatives, while communications equipment maker Lucent Technologies reported disappointing earnings and revenues and then agreed to be acquired by rival Alcatel.

4

Industrial stocks produced the best results in the Fund. Union Pacific Corp., the nation’s largest railroad operator, posted a double-digit gain during the period as earnings and revenues came in better than expected. The rail industry as a whole has struggled for many years, but industry consolidation and a strong increase in rail traffic has led to greater pricing power, boosting profit margins for many rail companies. Airplane manufacturer Boeing Co. continued to perform well as increased orders provided a lift to earnings.

After several years of strong performance, Boeing reached fair value and was sold in the first half of 2006.

“The John Hancock Classic Value Fund’s modest gain in the first half of 2006 lagged the 6.56% return of its benchmark...”

A continuing theme in our investment universe is the increasing number of high-quality companies with strong fundamentals that have “earned” their way into the most undervalued segment of the market. In the last six months, we added discount retailer Wal-Mart Stores, Inc., diversified health products maker Johnson & Johnson, and enterprise software company Oracle to the Fund.

We are optimistic about the Fund as we move into the second half of the year. The recent underperformance has provided us with opportunities to increase positions in several holdings at more attractive prices.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 As a percentage of net assets on June 30, 2006 based on the holdings of the underlying funds.

2 As a percentage of net assets on June 30, 2006.

5

A LOOK AT PERFORMANCE

For the period ended June 30, 2006

	Class A	Class B	Class C	Class R1
Inception date	9-16-05	9-16-05	9-16-05	9-16-05

Cumulative total returns with maximum sales charge (POP)
Six months	–7.22	–7.50	–3.61	–2.34

Since inception	–4.35	–4.77	–0.77	0.60

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class R share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For com- parison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

	Class B	Class C	Class R1
Period beginning	9-16-05	9-16-05	9-16-05

Without sales charge	$10,023	$10,023	$10,060

With maximum sales charge	9,523	9,923	10,060

Index	10,413	10,413	10,413

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class R shares, respectively, as of June 30, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund’s Class R share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$976.60	$9.69
Class B	973.70	13.13
Class C	973.70	13.13
Class R	976.60	7.10

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,015.00	$9.87
Class B	1,011.50	13.38
Class C	1,011.50	13.38
Class R	1,017.61	7.24

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.63%, 1.33%, 1.33% and 0.66% for Class A, Class B, Class C and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value
85,483 shares John Hancock Classic Value Fund
Class I (cost $2,123,749)	$2,148,177
79,240 shares John Hancock U.S. Global Leaders
Growth Fund Class I (cost $2,261,360)	2,140,275
Cash	200
Receivable for shares sold	39,330
Receivables from affiliates
Reimbursement from adviser	18,056
Other	341
Other assets	16,581

Total assets	4,362,960

Liabilities

Payable for investments purchased	4,940
Payable to affiliates
Distribution and service fees	209
Other payables and accrued expenses	8,252

Total liabilities	13,401

Net assets

Capital paid-in	4,460,958
Accumulated net realized gain on investments	2,060
Net unrealized depreciation of investments	(96,657)
Accumulated net investment loss	(16,802)

Net assets	$4,349,559

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($2,462,596 ÷ 245,836 shares)	$10.02
Class B ($719,666 ÷ 72,055 shares)	$9.99
Class C ($1,066,738 ÷ 106,833 shares)	$9.99
Class R ($100,559 ÷ 10,040 shares)	$10.02

Maximum offering price per share

Class A1 ($10.02 ÷ 95%)	$10.55

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the period ended June 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$—

Total investment income	—

Expenses

Class A distribution and service fees	2,935
Class B distribution and service fees	3,219
Class C distribution and service fees	4,472
Class R distribution and service fees	151
Class A, B and C transfer agent fees	5,240
Class R transfer agent fees	816
Registration and filing fees	18,632
Printing	8,386
Professional fees	5,508
Miscellaneous	1,119
Custodian fees	219
Trustees’ fees	107
Related party fees
Compliance fees	108

Total expenses	50,912
Less expense reductions	(34,110)

Net expenses	16,802

Net investment loss	(16,802)

Realized and unrealized loss

Net realized loss on investments	(10,168)
Change in net unrealized depreciation of investments	(98,426)

Net realized and unrealized loss	(108,594)

Decrease in net assets from operations	($125,396)

1 Semiannual period from 1-1-06 through 6-30-06.

See notes to financial statements.

11

F I N A N C I A L    S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Period	Period
	ended	ended
	12-31-05[1]	6-30-06[2]

Increase (decrease) in net assets

From operations
Net investment income (loss)	$10,060	($16,802)
Net realized gain (loss)	12,263	(10,168)
Change in net unrealized
appreciation (depreciation)	1,769	(98,426)

Increase (decrease) in net assets
resulting from operations	24,092	(125,396)

Distributions to shareholders
From net investment income
Class A	(7,989)	—
Class B	(1,562)	—
Class C	(2,179)	—
Class R	(412)	—
	(12,142)	—
From Fund share transactions	2,780,228	1,682,777

Net assets

Beginning of period	—	2,792,178

End of period[3]	$2,792,178	$4,349,559

1 Beginning of operations from 9-19-05 through 12-31-05.

2 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

3 Includes accumulated net investment loss of $0 and $16,802, respectively.

See notes to financial statements.

12

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-05[1]	6-30-06[2]

Per share operating performance

Net asset value,
beginning of period	$10.00	$10.26
Net investment income[3,4]	0.11	—
Net realized and unrealized
gain (loss) on investments	0.20	(0.24)
Total from investment operations	0.31	(0.24)
Less distributions
From net investment income	(0.05)	—
Net asset value, end of period	$10.26	$10.02
Total return[5] (%)	3.13[6,7]	(2.34)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2
Ratio of expenses
to average net assets[8] (%)	0.63[9]	0.63[9]
Ratio of gross expenses
to average net assets[8,10] (%)	9.32[9]	2.49[9]
Ratio of net investment income
to average net assets[4] (%)	3.86[9]	—[9]
Portfolio turnover (%)	1	10

See notes to financial statements.

13

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-05[1]	6-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$10.26
Net investment income[3,4]	0.02	—
Net realized and unrealized
gain (loss) on investments	0.27	(0.27)
Total from
investment operations	0.29	(0.27)
Less distributions
From net investment income	(0.03)	—
Net asset value, end of period	$10.26	$9.99
Total return[5] (%)	2.93[6,7]	(2.63)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	$1
Ratio of expenses
to average net assets[8] (%)	1.33[9]	1.33[9]
Ratio of gross expenses
to average net assets[8,10] (%)	10.02[9]	3.19[9]
Ratio of net investment income
to average net assets[4] (%)	0.63[9]	—[9]
Portfolio turnover (%)	1	10

See notes to financial statements.

14

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-05[1]	6-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$10.26
Net investment income[3,4]	0.06	—
Net realized and unrealized
gain (loss) on investments	0.23	(0.27)
Total from
investment operations	0.29	(0.27)
Less distributions
From net investment income	(0.03)	—
Net asset value, end of period	$10.26	$9.99
Total return[5] (%)	2.93[6,7]	(2.63)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1[11]	$1
Ratio of expenses
to average net assets[8] (%)	1.33[9]	1.33[9]
Ratio of gross expenses
to average net assets[8,10] (%)	10.02[9]	3.19[9]
Ratio of net investment income
to average net assets[4] (%)	2.17[9]	—[9]
Portfolio turnover (%)	1	10

See notes to financial statements.

15

F I N A N C I A L    H I G H L I G H T S

CLASS R SHARES

Period ended	12-31-05[1]	6-30-06[2]

Per share operating performance

Net asset value,
beginning of period	$10.00	$10.26
Net investment income[3,4]	(0.02)	—
Net realized and unrealized
gain (loss) on investments	0.32	(0.24)
Total from
investment operations	0.30	(0.24)
Less distributions
From net investment income	(0.04)	—
Net asset value,
end of period	$10.26	$10.02
Total return[5] (%)	3.01[6,7]	(2.34)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	—[11]
Ratio of expenses
to average net assets[8] (%)	1.08[9]	0.66[9]
Ratio of gross expenses
to average net assets[8,10] (%)	9.77[9]	3.76[9]
Ratio of net investment income
to average net assets[4] (%)	(0.56)[9]	—[9]
Portfolio turnover (%)	1	10

1 Beginning of operations from 9-19-05 through 12-31-05.

2 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

3 Based on the average of the shares outstanding.

4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total return would have been lower had certain expenses not been reduced during the period shown.

8 Does not include expenses of the underlying funds in which the Fund invests. The estimated annual expense ratio of the underlying funds was 0.87% .

9 Annualized.

10 Does not take into consideration expense reductions during the period shown.

11 Less than $500,000.

See notes to financial statements.

16

NOTES TO STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Allocation Growth + Value Portfolio (the “Fund”) is a diversified series of John Hancock Capital Series (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund operates as a “fund of funds,” which invests in shares of mutual funds (“underlying funds”) managed by affiliates of John Hancock Advisers, LLC (the “Adviser”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available on www.jhfunds.com.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Investments in underlying funds are valued at their respective net asset values each business day. Securities in the underlying funds’ portfolios are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available or if the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturity of 60 days or less, may be valued at amortized cost, which approximates market value.

Investment transactions

Investment transactions in the underlying funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class R shares are calculated daily at the class level

17

based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses in the Fund’s Statement of Operations reflect the expenses of the Fund and do not include any indirect expenses related to the underlying funds.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements.

Dividends, interest
and distributions

Dividend income and capital gain distributions from underlying Funds are recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $12,142. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract the Fund does not pay management fees to the Adviser. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder in the underlying funds.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC

18

(“Sovereign”), a wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICo”). The Adviser remains the principal adviser on the Fund, and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s expenses, excluding distribution and service fees and transfer agent fees, to 0.08% on an annual basis of the Fund’s average daily net asset value, until April 30, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $32,640 for the period ended June 30, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, and Class R, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset values, and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2006, JH Funds received net up-front sales charges of $29,061 with regard to sales of Class A shares. Of this amount, $4,737 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $24,013 was paid as sales commissions to unrelated broker-dealers and $311 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. JHLICo is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2006, CDSCs received by JH Funds amounted to $628 for Class B shares and $11 for Class C Shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B, Class C and Class R shares, the Fund pays a monthly transfer agent fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services has agreed to limit the transfer agent fee on Class A, Class B, Class C and Class R to

19

0.25% of each class’s average daily net asset value at least until April 30, 2007. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B, Class C and Class R shares was reduced by $1,470 for the period ended June 30, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund also paid the Adviser the amount of $1,291 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 10,033 Class A shares, 10,033 Class B shares, 10,033 Class C shares and 10,040 Class R shares of beneficial interest of the Fund on June 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

20

Note C Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Period ended 12-31-05[1]		Period ended 6-30-06[2]
	Shares	Amount	Shares	Amount

Class A shares
Sold	157,269	$1,619,189	111,953	$1,156,352
Distributions reinvested	737	7,665	—	—
Repurchased	(8,425)	(87,476)	(15,698)	(162,589)
Net increase	149,581	$1,539,378	96,255	$993,763

Class B shares
Sold	47,599	$479,757	28,691	$298,213
Distributions reinvested	136	1,415	—	—
Repurchased	(82)	(841)	(4,289)	(43,585)
Net increase	47,653	$480,331	24,402	$254,628

Class C shares
Sold	64,676	$658,120	58,541	$606,618
Distributions reinvested	195	2,032	—	—
Repurchased	(4)	(45)	(16,575)	(172,232)
Net increase	64,867	$660,107	41,966	$434,386

Class R shares
Sold	10,000	$100,000	—	—
Distributions reinvested	40	412	—	—
Repurchased	—	—	—	—
Net increase	10,040	$100,412	—	—

Net increase	272,141	$2,780,228	162,623	$1,682,777

1 Beginning of operations from 9-19-05 through 12-31-05.

2 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006, aggregated $2,006,969 and $366,469, respectively.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was $4,385,202. Gross unrealized appreciation and depreciation of  investments aggregated $24,388 and $121,138, respectively, resulting in net unrealized depreciation of $96,750. The difference between book-basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

21

Note E
Investments in affiliated underlying funds

The Fund invests primarily in the underlying funds that are managed by affiliates of the Adviser. The Fund does not invest in the underlying funds for the purpose of exercising management or control. At June 30, 2006, a summary of the Fund’s transactions in the securities of affiliated issuers is set forth below:

	Beginning			Ending
	share	Shares	Shares	share	Sale	Ending
Affiliate – Class I	amount	purchased	sold	amount	proceeds	value

John Hancock
Classic Value Fund	56,573	37,724	8,814	85,483	$224,734	$2,148,177
John Hancock
U.S. Global Leaders
Growth Fund	47,316	36,899	4,975	79,240	141,735	2,140,275

22

Board Consideration
of Investment
Advisory Agreement:
John Hancock
Allocation Growth +
Value Portfolio

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Capital Series (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), initially to review and approve the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Allocation Growth + Value Portfolio (the “Fund”).

At a meeting held on June 7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement. During such meeting, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to, the advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund. The Independent Trustees also considered information that was provided in connection with the Board’s annual review of the advisory agreement for other funds managed by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support approval of the Advisory Agreement.

Investment advisory fee
rates and expenses

The Adviser does not charge an advisory fee to the Fund for investment advisory services, but the Fund pays a pro rata share of the advisory fees charged by the funds in which it invests (the “Underlying Funds”). Separately, the Board considered the advisory fees paid by the Underlying Funds to the Adviser and determined that such arrangements were in the best interests of the Underlying Funds and their shareholders. The Board concluded that in light of the absence of an advisory fee paid by the Fund and its determination regarding the reasonableness of the advisory fees borne by the

23

Underlying Funds, the overall arrangements with respect to the advisory fees paid indirectly by the Fund were reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the similar funds selected by the Adviser. The Board noted that the total operating expense ratio of the Fund, after expense limitations that will be in effect for the initial term of the Advisory Agreement, was projected to be lower than that of the peer group of funds. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Since the Fund uses a fund-of-fund structure, the principal fall out benefit was the increase in assets under management in the Underlying Funds and the fees the Adviser received from managing the Underlying Funds. Such benefits could also include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws.

Factors not considered
relevant at this time

In light of the fact that the Fund has not yet commenced normal operations, the Board noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Board considers continuing the Advisory Agreement, are not germane to its initial approval.

Other factors and
broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement.

24

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin		New York, NY 10286
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Executive Vice President and	Transfer agent
Charles L. Ladner*	Chief Financial Officer	John Hancock Signature
Dr. John A. Moore*		Services, Inc.
Patti McGill Peterson*	Investment adviser	1 John Hancock Way,
Steven R. Pruchansky	John Hancock Advisers, LLC	Suite 1000
*Members of the Audit Committee	601 Congress Street	Boston, MA 02217-1000
†Non-Independent Trustee	Boston, MA 02210-2805
Legal counsel
	Subadviser	Wilmer Cutler Pickering
Officers	Sovereign Asset	Hale and Dorr LLP
Keith F. Hartstein	Management LLC	60 State Street
President and	101 Huntington Avenue	Boston, MA 02109-1803
Chief Executive Officer	Boston, MA 02199

William H. King	Principal distributor
Vice President and Treasurer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site, upon request by calling 1-800-225-5291 or on the Securities and Exchange Commission’s Web site, www.sec.gov.

25

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Allocation Growth + Value Portfolio.

930SA 6/06 8/06

JOHN HANCOCK

Allocation Core Portfolio

6.30.2006 Semiannual Report

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Financial statements
page 10

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Portfolio seeks
long-term growth of
capital, with income
as a secondary goal,
by investing all of its
assets in three other
funds advised by
John Hancock
Advisers, LLC.
Approximately
one third of the
Portfolio’s assets
will be invested in
each of: John
Hancock U.S. Global
Leaders Growth
Fund, which seeks
long-term growth
of capital; John
Hancock Classic
Value Fund, which
seeks long-term
growth of capital;
and John Hancock
Strategic Income
Fund, which seeks
a high level of
current income.

Over the last six months

*	Stocks advanced thanks to a robust economy, while rising interest rates put downward pressure on bonds.

*	The Portfolio’s return lagged the performance of the S&P 500 Index as the two underlying equity funds underperformed.

*	Technology stocks contributed to the weakness in the two equity components, while the global bond portion benefited from its high-quality unhedged government bonds.

Total returns for the Portfolio are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Underlying funds

Top holdings	Top holdings	Top issuers

U.S. Global	Classic Value Fund	Strategic Income Fund
Leaders Growth Fund
	4.1% Morgan Stanley	20.0% Canada Government
6.0% Amgen, Inc.
	4.1% Fannie Mae	7.2% U.S. Treasury
5.5% Staples, Inc.
	4.0% Allstate Corp. (The)	6.4% Norwegian Government
5.1% Automatic Data
Processing, Inc.	3.9% XL Capital Ltd. (Class A)	4.6% Bonos y Oblig del Estado

5.0% Genzyme Corp.	3.7% Citigroup, Inc.	4.2% Ontario (Province of)

4.3% Costco Wholesale Corp.

As a percentage of each fund’s net assets on June 30, 2006.

1

MANAGERS’
REPORT

JOHN HANCOCK
Allocation Core Portfolio

Stocks advanced in the first half of 2006, while bonds declined. A healthy economy and strong profit growth provided support for stocks, but gains were muted by a sell-off late in the six-month period. Rising interest rates and a sharp increase in the inflation rate put downward pressure on bonds. For the reporting period, John Hancock Allocation Core Portfolio’s Class A, Class B, Class C and Class R shares posted total returns of –1.39%, –1.69%, –1.69% and –1.39%, respectively, at net asset value. The Portfolio’s two equity components — John Hancock U.S. Global Leaders Growth Fund and John Hancock Classic Value Fund — both lagged their respective benchmarks for the period, while John Hancock Strategic Income Fund posted a modest gain, outpacing the broad bond market.

“The first half of 2006 was
a challenging period for
John Hancock U.S. Global
Leaders Growth Fund...”

JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND By Sustainable Growth Advisers, LP
The first half of 2006 was a challenging period for John Hancock U.S. Global Leaders Growth Fund, which trailed the 2.71% return of the S&P 500 Index by a wide margin. The high-quality, large-cap growth stocks in which the Fund invests remained out of favor, and a conflu-ence of sector and stock-specific issues exacerbated the underperformance.

The Fund’s avoidance of energy and utilities stocks, which do not meet our investment criteria, continued to hinder performance. In contrast, health care and information technology stocks, which represent nearly half of the Fund, were the only two segments to decline.

Generic drug maker Teva Pharmaceutical Industries, Ltd. fell sharply as investors grew concerned that big pharmaceutical firms might undercut the price of generics to maintain market share in their most profitable drugs. In the tech sector, online auction

2

company eBay slid due to expectations of a slowdown in electronic commerce and a competitive threat from Google.

On the positive side, the Fund’s consumer stocks performed well. Coffee retailer Starbucks Corp. posted remarkable same-store sales growth despite some very difficult comparisons, in part because of expanding menu alternatives. Office supply chain Staples, Inc. continued to execute its business strategy better than its competitors and was finally rewarded by the market.

We took advantage of attractive opportunities among high-quality, large-cap growth stocks by adding four companies to the Fund —beverage and snack maker PepsiCo, orthopedics company Stryker, wireless technology firm QUALCOMM and enterprise software maker SAP. We sold all of our shares in gum and candy purveyor Wrigley, a longtime holding that had been in the Fund since its inception more than a decade ago.

“The John Hancock Classic Value
Fund underperformed its bench-
mark, the Russell 1000 Value
Index, which returned 6.56% ..”

JOHN HANCOCK CLASSIC VALUE FUND By Pzena Investment Management, LLC

The John Hancock Classic Value Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 6.56% .. Our concentrated value investment strategy has a history of long-term success, but short-term lags in performance do occur from time to time, and this was one of those instances.

Sector weightings contributed to the Fund’s underperformance. We were significantly underweight in energy and materials stocks, sectors we consider expensive, but which continued to  outperform during the period, while holding substantial overweights in the weak information technology and health care sectors.

Technology stocks detracted the most from performance. CA Inc., a software company formerly known as Computer Associates, uncovered accounting errors related to sales commissions and stock-options grants. Communications equipment maker Lucent Technologies also declined after a disappointing earnings report and a merger announcement with rival Alcatel.

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Sector
distribution[1]

Financials	20%

Government —
foreign	18%

Health care	13%

Information
technology	13%

Consumer
staples	11%

Consumer
discretionary	10%

Industrials	5%

Government —
U.S.	2%

Utilities	2%

Materials	2%

Industrial stocks produced the best results. Union Pacific Corp., the nation’s largest railroad operator, posted a double-digit gain during the period as the rail industry continued to recover from a multi-year downturn. Airplane manufacturer Boeing performed well as increased orders boosted earnings. After several years of strong performance, Boeing reached fair value and was sold from the Fund in the first half of 2006.

A continuing theme in our investment universe is the increasing number of high-quality companies with strong fundamentals that have drifted into the most undervalued segment of the market. In the last six months, we added discount retailer Wal-Mart, diversi-fied health products maker Johnson & Johnson and enterprise software company Oracle to the portfolio.

JOHN HANCOCK STRATEGIC INCOME FUND
By Sovereign Asset Management LLC

John Hancock Strategic Income Fund posted a modest gain during the period in a difficult period for bonds. Global bond markets struggled during the reporting period as investors balanced their hopes that the world’s central banks would stop raising interest rates and their fears that better-than-anticipated global growth and recurrent inflationary signals warranted more interest rate hikes. Against that backdrop, sector allocation was the primary contributor to the Fund’s performance. One of the biggest boosts to our returns resulted from our comparatively large stake in non-dollar, unhedged high-quality foreign government bonds, which outperformed as the U.S. dollar weakened. For unhedged investors, currency exchange movements were the largest contributor to performance in this sector because the U.S. dollar had one of its worst performances in

4

“John Hancock Strategic Income
Fund posted a modest gain during
the period in a difficult period
for bonds.”

years. Also working in our favor was our underweighting in emerging-market bonds, which generally struggled amid investors’ growing aversion to more risky asset classes. Within that segment, our exposure to Brazil served us well as the outlook for its bonds was upgraded. In contrast, holdings in peso-denominated Mexican government bonds worked against us as they lost ground due to growing uncertainty over the then-upcoming Mexican presidential election. We also were helped by our underweighting in U.S. Treasury securities, which faced stiff headwinds as the Federal Reserve Board raised its key overnight lending rate to its highest level in five years. Our decision to modestly underweight high yield bonds worked against us, because they performed comparatively well with their lessened price sensitivity to interest rate changes than higher-quality bonds. We plan to opportunistically add to our high yield holdings, but only when valuations warrant and to emphasize “defensive” names with enough cash flow to survive amid slower economic conditions.

This commentary reflects the views of the portfolio management teams through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 As a percentage of net assets on June 30, 2006 based on the holdings of the underlying funds.

2 As a percentage of net assets on June 30, 2006.

5

A LOOK AT
PERFORMANCE

For the period ended
June 30, 2006

	Class A	Class B	Class C	Class R1
Inception date	9-16-05	9-16-05	9-16-05	9-16-05

Cumulative total returns with maximum sales charge (POP)
Six months	–6.34%	–6.61%	–2.68%	–1.39%

Since inception	–4.99	–5.39	–1.44	–0.01

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Portfolio’s Class R share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in four separate indexes.

	Class B1	Class C1	Class R2
Period beginning	9-16-05	9-16-05	9-16-05

Without sales charge	$9,955	$9,955	$9,999

With maximum sales charge	9,461	9,856	9,999

Index 1	10,413	10,413	10,413

Index 2	10,077	10,077	10,077

Index 3	10,298	10,298	10,298

Index 4	9,947	9,947	9,947

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C and Class R shares, respectively, as of June 30, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Citigroup World Government Bond Index — Index 2 — is an index of bonds issued by governments in the U.S., Europe and Asia.

Merrill Lynch U.S. High Yield Master II Index — Index 3 — is an index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

Merrill Lynch AAA U.S. Treasury/Agency Master Index — Index 4 — is an index of fixed-rate U.S. Treasury and agency securities.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 Index 2 as of September 30, 2005.

2 For certain types of investors as described in the Portfolio’s Class R share prospectus.

7

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

 * Transaction costs which include sales charges (loads) on purchases or redemptions (vary by share class), minimum account fee charge, etc.

 * Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$986.10	$9.73
Class B	983.10	13.19
Class C	983.10	13.19
Class R	986.10	7.13

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 31, 2005, with the same investment held until June 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 12-31-05	on 6-30-06	ended 6-30-06[1]

Class A	$1,015.00	$9.87
Class B	1,011.50	13.38
Class C	1,011.50	13.38
Class R	1,017.61	7.24

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.56%, 1.25%, 1.26% and 0.62% for Class A, Class B, Class C and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L  S TAT E M E N T S

ASSETS AND
LIABILITIES
June 30, 2006
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value
108,368 shares John Hancock Classic Value Fund
Class I (cost $2,696,910)	$2,723,293
402,113 shares John Hancock Strategic Income Fund
Class I (cost $2,767,130)	2,718,282
100,380 shares John Hancock U.S. Global Leaders
Growth Fund Class I (cost $2,857,998)	2,711,275
Cash	4
Receivable for shares sold	30,655
Receivable from affiliates	34,332
Total assets	8,217,841

Liabilities
Payable for shares repurchased	2,000
Payable to affiliates
Distribution and service fees	343
Other	639
Other payables and accrued expenses	10,709
Total liabilities	13,691

Net assets
Capital paid-in	8,343,121
Accumulated net realized loss on investments	(1,885)
Net unrealized depreciation of investments	(169,188)
Accumulated net investment income	32,102
Net assets	$8,204,150

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($5,285,396 ÷ 533,638 shares)	$9.90
Class B ($1,240,415 ÷ 125,667 shares)	$9.87
Class C ($1,578,332 ÷ 159,904 shares)	$9.87
Class R ($100,007 ÷ 10,100 shares)	$9.90

Maximum offering price per share
Class A1 ($9.90 ÷ 95%)	$10.42

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

10

F I N A N C I A L  S TAT E M E N T S

OPERATIONS
For the period ended
June 30, 2006
(unaudited)1

This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also
shows net gains
(losses) for the
period stated.

Investment income
Income distributions received from affiliated
underlying funds	$57,424
Total investment income	57,424

Expenses
Class A distribution and service fees	6,170
Class B distribution and service fees	4,731
Class C distribution and service fees	6,381
Class R distribution and service fees	148
Class A, B and C transfer agent fees	5,645
Class R transfer agent fees	127
Registration and filing fees	19,372
Printing	8,881
Professional fees	5,570
Miscellaneous	1,059
Custodian fees	360
Trustees’ fees	158
Related party fees
Compliance fees	105
Total expenses	58,707
Less expense reductions	(32,966)
Net expenses	25,741
Net investment income	31,683

Realized and unrealized loss
Net realized loss on investments	(13,324)
Change in net unrealized depreciation of investments	(161,204)
Net realized and unrealized loss	(174,528)
Decrease in net assets from operations	($142,845)

1 Semiannual period from 1-1-06 through 6-30-06.

See notes to financial statements.

11

F I N A N C I A L  S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Period	Period
	ended	ended
	12-31-05[1]	6-30-06[2]

Increase (decrease) in net assets
From operations
Net investment income	$43,192	$31,683
Net realized gain (loss)	11,439	(13,324)
Change in net unrealized depreciation	(7,984)	(161,204)
Increase (decrease) in net assets resulting
from operations	46,647	(142,845)
Distributions to shareholders
From net investment income
Class A	(31,704)	—
Class B	(5,261)	—
Class C	(7,603)	—
Class R	(1,010)	—
	(45,578)	—
From Fund share transactions	4,647,007	3,698,919

Net assets
Beginning of period	—	4,648,076
End of period[3]	$4,648,076	$8,204,150

1 Beginning of operations from 9-19-05 through 12-31-05.

2 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

3 Includes accumulated net investment income of $419 and $32,102, respectively.

See notes to financial statements.

12

F I N A N C I A L  H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-05[1]	6-30-06[2]

Per share operating performance
Net asset value, beginning of period	$10.00	$10.04
Net investment income[3,4]	0.23	0.06
Net realized and unrealized loss on investments	(0.08)	(0.20)
Total from investment operations	0.15	(0.14)
Less distributions
From net investment income	(0.11)	—
Net asset value, end of period	$10.04	$9.90
Total return[5] (%)	1.46[6,7]	(1.39)[6,7]

Ratios and supplemental data
Net assets, end of period (in millions)	$3	$5
Ratio of expenses to average net assets (%)	0.63[8]	0.56[8]
Ratio of gross expenses to average net assets[9,10] (%)	5.11[8]	1.58[8]
Ratio of net investment income to average net assets[4] (%)	8.19[8]	1.22[8]
Portfolio turnover (%)	1	5

See notes to financial statements.

13

F I N A N C I A L  H I G H L I G H T S

CLASS B SHARES

Period ended	12-31-05[1]	6-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$10.04
Net investment income[3,4]	0.12	0.03
Net realized and
unrealized gain (loss) on investments	0.01	(0.20)
Total from
investment operations	0.13	(0.17)
Less distributions
From net investment income	(0.09)	—
Net asset value, end of period	$10.04	$9.87
Total return[5] (%)	1.26[6,7]	(1.69)[6,7]

Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1
Ratio of expenses to average net assets (%)	1.33[8]	1.25[8]
Ratio of gross expenses to average net assets[9,10] (%)	5.81[8]	2.27[8]
Ratio of net investment income to average net assets[4] (%)	4.43[8]	0.57[8]
Portfolio turnover (%)	1	5

See notes to
financial statements.

14

F I N A N C I A L  H I G H L I G H T S

CLASS C SHARES

Period ended	12-31-05[1]	6-30-06[2]

Per share operating performance
Net asset value, beginning of period	$10.00	$10.04
Net investment income[3,4]	0.16	0.03
Net realized and unrealized loss on investments	(0.03)	(0.20)
Total from investment operations	0.13	(0.17)
Less distributions
From net investment income	(0.09)	—
Net asset value, end of period	$10.04	$9.87
Total return[5] (%)	1.26[6,7]	(1.69)[6,7]

Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2
Ratio of expenses to average net assets (%)	1.33[8]	1.26[8]
Ratio of gross expenses to average net assets[9,10] (%)	5.81[8]	2.28[8]
Ratio of net investment income to average net assets[4] (%)	5.76[8]	0.53[8]
Portfolio turnover (%)	1	5

See notes to
financial statements.

15

F I N A N C I A L  H I G H L I G H T S

CLASS R SHARES

Period ended	12-31-05[1]	6-30-06[2]

Per share operating performance
Net asset value, beginning of period	$10.00	$10.04
Net investment income[3,4]	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.07	(0.19)
Total from investment operations	0.14	(0.14)
Less distributions
From net investment income	(0.10)	—
Net asset value, end of period	$10.04	$9.90
Total return[5] (%)	1.40[6,7]	(1.39)[6,7]

Ratios and supplemental data
Net assets, end of period (in millions)	—[11]	—[11]
Ratio of expenses to average net assets (%)	1.08[8]	0.62[8]
Ratio of gross expenses to average net assets[9,10] (%)	5.56[8]	1.64[8]
Ratio of net investment income to average net assets[4] (%)	2.32[8]	1.06[8]
Portfolio turnover (%)	1	5

1 Beginning of operations from 9-19-05 through 12-31-05.

2 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

3 Based on the average of the shares outstanding.

4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total return would have been lower had certain expenses not been reduced during the period shown.

8 Annualized.

9 Does not take into consideration expense reductions during the period shown.

10 Does not include expenses of the underlying funds in which the Fund invests. The estimated annual expense ratio of the underlying funds was 0.74% .

11 Less than $500,000.

See notes to
financial statements.

16

NOTES TO
STATEMENTS
Unaudited

Note A

Accounting policies

John Hancock Allocation Core Portfolio (the “Fund”) is a diversi-fied series of John Hancock Capital Series (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term growth of capital, with income as a secondary goal.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund operates as a “fund of funds” which invests in shares of mutual funds (“underlying funds”) managed by affiliates of John Hancock Advisers, LLC. (the “Adviser”) Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available on www.jhfunds.com.

Significant accounting policies of the Fund are as follows:

Valuation of investments
Investments in underlying funds are valued at their respective net asset values each business day. Securities in the underlying funds’ portfolios are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Investment transactions
Investment transactions in the underlying funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the

17

respective classes. Distribution and service fees, if any, and transfer agent fees for Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identi-fiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses in the Fund’s Statement of Operations reflect the expenses of the Fund and do not include any indirect expenses related to the underlying funds.

Federal income taxes
The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Dividends, interest and distributions
Dividend income and capital gain distributions from underlying Funds are recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended December 31, 2005 the tax character of distributions paid was as follows: ordinary income $45,578. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and transactions with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract the Fund does not pay management fee to the Adviser. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder in the underlying funds.

Effective December 31, 2005, the investment management teams of the

18

Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICo”). The Adviser remains the principal adviser on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s expenses, excluding distribution and service fees and transfer agent fees, to 0.08% on an annual basis of the Fund’s average daily net asset value, until April 30, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $32,966 for the period ended June 30, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, and Class R, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for a Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2006, JH Funds received net up-front sales charges of $71,869 with regard to sales of Class A shares. Of this amount, $11,647 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $58,848 was paid as sales commissions to unrelated broker-dealers and $1,374 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2006, CDSCs received by JH Funds amounted to $120 for Class B shares and $788 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B, Class C and Class R shares, the Fund pays a monthly transfer agent fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset

19

value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class R shares average daily net asset value. Signature Services has agreed to limit the transfer agent fee on Class A, Class B, Class C and Class R to 0.25% of each class’s average daily net asset value at least until April 30, 2007. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended June 30, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund also paid the Adviser the amount of $1,291 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 10,033 Class A shares, 10,033 Class B shares, 10,033 Class C shares and 10,100 Class R shares of beneficial interest of the Fund on June 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

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Note C

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Period ended 12-31-05[1]		Period ended 6-30-06[2]
	Shares	Amount	Shares	Amount

Class A shares
Sold	301,763	$3,031,991	259,899	$2,621,805
Distributions reinvested	2,880	29,118	—	—
Repurchased	(3,452)	(34,292)	(27,452)	(277,474)
Net increase	301,191	$3,026,817	232,447	$2,344,331

Class B shares
Sold	64,364	$644,004	69,048	$698,280
Distributions reinvested	460	4,652	—	—
Repurchased	(3,232)	(32,815)	(4,973)	(49,765)
Net increase	61,592	$615,841	64,075	$648,515

Class C shares
Sold	89,509	$895,755	78,642	$797,208
Distributions reinvested	748	7,569	—	—-
Repurchased	(6)	(60)	(8,989)	(91,145)
Net increase	90,251	$903,264	69,653	$706,063

Class R shares
Sold	10,000	$100,075	—	$10
Distributions reinvested	100	1,010	—	—
Net increase	10,100	$101,085	—	$10

Net increase	463,134	$4,647,007	366,175	$3,698,919

[1] Beginning of operations from 9-19-05 through 12-31-05.
[2] Semiannual period from 1-1-06 through 6-30-06. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006, aggregated $4,021,091 and $307,379, respectively.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was $8,322,664. Gross unrealized appreciation and depreciation of investments aggregated $26,032 and $195,846, respectively, resulting in net unrealized depreciation of $169,814. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

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Note E

Investments in affiliated underlying funds

The Fund invests primarily in the underlying funds that are managed by affiliates of the Adviser. The Fund does not invest in the underlying funds for the purpose of exercising management or control. At June 30, 2006, a summary of the Fund’s transactions in the securities of affiliated issuers is set forth below:

	Beginning			Ending
	share	Shares	Shares	share	Sale	Ending
Affiliate – Class I	amount	purchased	sold	amount	proceeds	value

John Hancock
Classic Value Fund	63,210	50,099	4,941	108,368	$124,793	$1,560,659
John Hancock
Strategic Income Fund	224,242	195,739	17,868	402,113	120,793	1,536,062
John Hancock
U.S. Global Leaders
Growth Fund	52,968	49,596	2,184	100,380	61,793	1,522,295

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Board Consideration of Investment Advisory Agreement: John Hancock Allocation Core Portfolio

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Capital Series (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), initially to review and approve the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Allocation Core Portfolio (the “Fund”).

At a meeting held on June 7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement. During such meeting, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to, the advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund. The Independent Trustees also considered information that was provided in connection with the Board’s annual review of the advisory agreement for other funds managed by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support approval of the Advisory Agreement.

Investment advisory fee rates and expenses

The Adviser does not charge an advisory fee to the Fund for investment advisory services, but the Fund pays a pro rata share of the advisory fees charged by the funds in which it invests (the “Underlying Funds”). Separately, the Board considered the advisory fees paid by the Underlying Funds to the Adviser and determined that such arrangements were in the best interests of the Underlying Funds and their shareholders. The Board concluded that in light of the absence of an advisory fee paid by the Fund and its determination regarding the reasonableness of the

23

advisory fees borne by the Underlying Funds, the overall arrangements with respect to the advisory fees paid indirectly by the Fund were reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the similar funds selected by the Adviser. The Board noted that the total operating expense ratio of the Fund, after expense limitations that will be in effect for the initial term of the Advisory Agreement, was projected to be lower than that of the peer group of funds. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

Information about services to other clients
The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser
The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Since the Fund uses a fund-of-fund structure, the principal fall out benefit was the increase in assets under management in the Underlying Funds and the fees the Adviser received from managing the Underlying Funds. Such benefits could also include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws.

Factors not considered relevant at this time
In light of the fact that the Fund has not yet commenced normal operations, the Board noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Board considers continuing the Advisory Agreement, are not germane to its initial approval.

Other factors and broader review
The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement.

24

Subsequent appointment of Sovereign Asset Management LLC as sub-adviser to an Underlying Fund

At a meeting held on December 6, 2005, the Board reviewed a sub-advisory agreement among one of the Underlying Funds (John Hancock Strategic Income Fund), the Adviser and Sovereign Asset Management LLC (the “Underlying Fund Sub-Adviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Sub-Adviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund and each of the Underlying Funds and the Sub-Adviser acts as sub-adviser only with respect to one of the Underlying Funds. In evaluating the sub-advisory agreement for the Underlying Fund, the Board relied upon the reviews that it conducted at its May and June 2005 meetings, the Board’s familiarity with the operations and personnel transferred to the Underlying Fund Sub-Adviser and representations by the Adviser that the reorganization would not result in a change in the quality of services provided or the personnel responsible for the day-to-day management of the Underlying Funds. The Board also reviewed an analysis of the fee paid by the Adviser to the Underlying Fund Sub-Adviser relative to sub-advisory fees paid by the Adviser and its affiliates to third party sub-advisers and fees paid by a peer group of unaffiliated investment companies. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the sub-advisory agreement for the Underlying Fund was in the best interest of the Underlying Fund and its shareholders.

25

OUR FAMILY
OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

26

ELECTRONIC
DELIVERY
Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

 * No more waiting for the mail to arrive; you’ll receive an e-mail notification as soon as the document is ready for online viewing.

 * Reduces the amount of paper mail you receive from John Hancock Funds.

 * Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at

www.jhfunds.com/edelivery

27

OUR WEB SITE

A wealth of information —
www.jhfunds.com

View the latest information for your account.

Transfer money from one account to another.

Get current quotes for major market indexes.

Use our online calculators to help you with your
financial goals.

Get up-to-date commentary from John Hancock
Funds investment experts.

Access forms, applications and tax information.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805
†Non-Independent Trustee
	Subadviser	Legal counsel
	Sovereign Asset	Wilmer Cutler Pickering
	Management LLC	Hale and Dorr LLP
Officers	101 Huntington Avenue	60 State Street
Keith F. Hartstein	Boston, MA 02199	Boston, MA 02109-1803
President and
Chief Executive Officer	Principal distributor
William H. King	John Hancock Funds, LLC
Vice President and Treasurer	601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

29

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Allocation Core Portfolio.

940SA 6/06
8/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, June 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time. ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: August 29, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: August 29, 2006